                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                         [ ]

             Post-Effective Amendment No. 12 (File No. 33-54471)             [X]
                                       ---------

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 13 (File No. 811-7195)                     [X]
                                    ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
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                               (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN                   55440-0534
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code               (612) 671-3678
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          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

APRIL 30, 1999
AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL PORTFOLIO-SM-

Individual flexible premium deferred combination fixed/variable annuity.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

Issued by: American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534
Telephone: 800-333-3437

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

For AEL Personal Portfolio Plus(2):
-----------------------------------

-AIM Variable Insurance Funds, Inc.;

-American Century Variable Portfolios, Inc.;

-IDS Life Retirement Annuity Mutual Funds;

-Janus Aspen Series;

-OCC Accumulation Trust;

-Oppenheimer Variable Account Funds; and

-Putnam Variable Trust

For AEL Personal Portfolio Plus/AEL Personal Portfolio-SM-:
-----------------------------------------------------------

-AIM Variable Insurance Funds, Inc.;

-GT Global Variable Investment Series;

-GT Global Variable Investment Trust;

-Janus Aspen Series;

-OCC Accumulation Trust;

-Oppenheimer Variable Account Funds; and

-Putnam Variable Trust

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified retirement plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

     TABLE OF CONTENTS
     KEY TERMS                                        3
     THE CONTRACT IN BRIEF                            4
     EXPENSE SUMMARY                                  6
     CONDENSED FINANCIAL INFORMATION (UNAUDITED)     10
     FINANCIAL STATEMENTS                            16
     PERFORMANCE INFORMATION                         16
     THE VARIABLE ACCOUNT                            18
     THE FUNDS                                       20
     THE FIXED ACCOUNT                               24
     BUYING YOUR CONTRACT                            25
     CHARGES                                         27
     VALUING YOUR INVESTMENT                         31
     MAKING THE MOST OF YOUR CONTRACT                33
     WITHDRAWALS                                     37
     CHANGING OWNERSHIP                              38
     BENEFITS IN CASE OF DEATH                       39
     THE ANNUITY PAYOUT PERIOD                       42
     TAXES                                           44
     VOTING RIGHTS                                   47
     SUBSTITUTION OF INVESTMENTS                     48
     ABOUT THE SERVICE PROVIDERS                     49
     YEAR 2000                                       50
     TABLE OF CONTENTS OF THE STATEMENT OF
      ADDITIONAL INFORMATION                         51

-------------------------------
                 KEY TERMS

             These terms can help you understand details about your contract. ACCUMULATION
UNIT
                 A measure of the value of each variable subaccount before annuity payouts begin.
ANNUITANT
                 The person on whose life or life expectancy the annuity payouts are based.
ANNUITY PAYOUTS
                 An amount paid at regular intervals under one of several plans. BENEFICIARY
                 The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.
CLOSE OF BUSINESS
                 When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.
CONTRACT VALUE
                 The total value of your contract before we deduct any applicable charges.
CONTRACT YEAR
                 A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
FIXED ACCOUNT
                 An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.
FUNDS
                 Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.
OWNER
(YOU, YOUR)
                 The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she controls the contract.
QUALIFIED ANNUITY
                 A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

          - Individual Retirement Annuities (IRAs)

          - Roth IRAs

          - Simplified Employee Pension (SEP) plans

             All other contracts are considered NONQUALIFIED ANNUITIES. RETIREMENT DATE
                 The date when annuity payouts are scheduled to begin.
VALUATION DATE
                 Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.
VARIABLE ACCOUNT
                 Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
WITHDRAWAL VALUE
                 The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

-------------------------------
                 THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to an existing annuity.

FREE LOOK PERIOD: You may return your contract to your agent or to our office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

          - the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts.(p. 18)

          - the fixed account, which earns interest at a rate that we adjust periodically. (p. 24)

BUYING YOUR CONTRACT: Your agent will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. Some states have time limitations for making additional purchase payments. (p. 25)

          - Minimum initial purchase payment - $2,000 (without prior approval)

          - Minimum additional purchase payment - $50

          - Maximum total purchase payments - $1,000,000 (without prior approval)

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the subaccounts and the fixed account without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. Fixed account transfers are subject to special restrictions. (p. 34)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 39)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 42)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 44)

CHARGES:

          - $30 annual contract administrative charge;

          - 0.15% variable account administrative charge;

          - 1.25% mortality and expense risk fee;

          - withdrawal charge;

          - any premium taxes that may be imposed on us by state or local governments, (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin); and

          - the operating expenses of the funds.

-------------------------------
                 EXPENSE SUMMARY

The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explained under "Charges."

ANNUAL CONTRACT OWNER EXPENSES:
  WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment)

                 CONTRACT YEARS FROM                                      WITHDRAWAL CHARGE
                   PAYMENT RECEIPT                                            PERCENTAGE
                          1                                                       7%
                          2                                                       6
                          3                                                       5
                          4                                                       4
                          5                                                       3
                          6                                                       2
                          7                                                       1
                      Thereafter                                                  0

  CONTRACT ADMINISTRATIVE CHARGE                                             $30

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average daily net assets of the subaccounts):
    VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                 0.15%
    MORTALITY AND EXPENSE RISK FEE                                         1.25%

                                                                        --------
  TOTAL ANNUAL SUBACCOUNT EXPENSES                                         1.40%

ANNUAL OPERATING EXPENSES OF THE FUNDS
(as a percentage of average daily net assets):

                                                                                                             GT GLOBAL
                         AIM V.I.         AIM V.I.                          AMERICAN                       VARIABLE LATIN
                        GROWTH AND     INTERNATIONAL       AIM V.I.        CENTURY VP        AMERICAN       AMERICA FUND
                          INCOME           EQUITY           VALUE          INCOME AND       CENTURY VP     (AFTER EXPENSE
                           FUND             FUND             FUND            GROWTH           VALUE        REIMBURSEMENT)
 Management fees             .61%             .75%             .61%             .70%            1.00%            1.00%

 12b-1 fees                   --               --               --               --               --               --

 Other expenses              .04              .16              .05               --               --              .39

 Total                       .65%(1)          .91%(1)          .66%(1)          .70%(1)         1.00%(1)         1.39%(6)

                        GT GLOBAL
                       VARIABLE NEW
                       PACIFIC FUND       IDS LIFE
                      (AFTER EXPENSE     AGGRESSIVE
                      REIMBURSEMENT)       GROWTH
 Management fees            1.00%             .59%
 12b-1 fees                   --               --
 Other expenses              .28              .09
 Total                      1.28%(6)          .68%(2)

                                                                                                                 JANUS ASPEN
                                                                                                  JANUS ASPEN       SERIES
                                                                                                     SERIES       WORLDWIDE
                      IDS LIFE   IDS LIFE      IDS LIFE                               IDS LIFE      BALANCED        GROWTH
                      CAPITAL     GROWTH     INTERNATIONAL   IDS LIFE    IDS LIFE     SPECIAL      (AFTER FEE     (AFTER FEE
                      RESOURCE   DIMENSION      EQUITY       MANAGED    MONEYSHARE     INCOME     REDUCTIONS)    REDUCTIONS)
 Management fees          .59%       .61%          .83%          .59%        .50%         .60%          .72%           .65%

 12b-1 fees                --         --            --            --          --           --            --             --

 Other expenses           .07        .06           .15           .04         .06          .07           .02            .07

 Total                    .66%(2)     .67%(2)       .98%(2)      .63%(2)      .56%(2)      .67%(2)       .74%(4)       .72%(4)

                                                          OCC              OCC
                          OCC             OCC         ACCUMULATION    ACCUMULATION                                 PUTNAM VT
                      ACCUMULATION    ACCUMULATION    TRUST SMALL    TRUST U.S. GOV-  OPPENHEIMER                 DIVERSIFIED
                      TRUST EQUITY   TRUST MANAGED        CAP        ERNMENT INCOME     CAPITAL     OPPENHEIMER     INCOME
                     (AFTER EXPENSE  (AFTER EXPENSE  (AFTER EXPENSE  (AFTER EXPENSE   APPRECIATION  HIGH INCOME     FUND -
                      LIMITATIONS)    LIMITATIONS)    LIMITATIONS)    LIMITATIONS)      FUND/VA       FUND/VA      CLASS IA
 Management fees            .80%            .78%            .80%            .60%            .72%          .74%         .67%

 12b-1 fees                  --              --              --              --              --            --           --

 Other expenses             .14             .04             .08             .40             .03           .04          .11

 Total                      .94%(3)         .82%(3)         .88%(3)        1.00%(3)         .75%(1)       .78%(1)      .78%(1)


                       PUTNAM VT
                      DIVERSIFIED
                        INCOME
                        FUND -
                       CLASS IB
 Management fees           .67%
 12b-1 fees                .15
 Other expenses            .11
 Total                     .93%(5)

                        PUTNAM VT       PUTNAM VT     PUTNAM VT    PUTNAM VT        PUTNAM VT       PUTNAM VT
                       GROWTH AND      GROWTH AND     HIGH YIELD   HIGH YIELD   NEW OPPORTUNITIES    VOYAGER
                      INCOME FUND -   INCOME FUND -     FUND -       FUND -          FUND -          FUND -
                        CLASS IA        CLASS IB       CLASS IA     CLASS IB        CLASS IA        CLASS IB
 Management fees            .46%            .46%           .64%         .64%            .56%            .54%

 12b-1 fees                  --             .15             --          .15              --             .15

 Other expenses             .04             .04            .07          .07             .05             .04

 Total                      .50%(1)         .65%(5)        .71%(1)      .86%(5)         .61%(1)         .73%(5)

(1)  Operating expenses of the underlying funds at Dec. 31, 1998.
(2)  Annualized operating expenses of underlying mutual funds at Dec. 31, 1998.
(3) Total Portfolio Expenses of the OCC Accumulation Trust Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets for the Equity, Managed, Small Cap and U.S. Government Income Portfolios. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other expenses and Total Portfolio Expenses for U.S. Government Income Portfolio would have been: .60%, .60%, and 1.20%, respectively.
(4) The figures given above are based on gross expenses before expense offset arrangements, if any, for the year ended Dec. 31, 1998, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the underlying funds, in each case on a voluntary basis. Without such reductions, the "Management fees," "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 0.72%. 0.02%, and 0.74%, respectively, for Janus Aspen Series Balanced Portfolio, and 0.67%, 0.07% and 0.74%, respectively for Janus Aspen Series Worldwide Growth Portfolio. See the Portfolio' prospectus for a discussion of fee reductions.
(5)  Based on estimated expenses.
(6) Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1998 to reflect fee and reimbursement or waiver arrangements. If there had been no reimbursement of expenses by A I M Advisors, Inc. no expense reductions, the actual expenses of each fund, expressed as a percentage of net assets, with "Management fees" stated first, the "Other expenses" followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, 0.66%, 1.86%; and GT Global Variable New Pacific Fund, 1.00%, 0.78%, 1.78%.

                 EXPENSE SUMMARY

EXAMPLE:*

                            AIM V.I.        AIM V.I.                   AMERICAN
                           GROWTH AND    INTERNATIONAL    AIM V.I.    CENTURY VP     AMERICAN        GT GLOBAL        GT GLOBAL
                             INCOME          EQUITY         VALUE     INCOME AND    CENTURY VP    VARIABLE LATIN    VARIABLE NEW
                              FUND            FUND          FUND        GROWTH         VALUE       AMERICA FUND     PACIFIC FUND

                           You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year                      $ 92.31         $ 94.98       $ 92.42      $ 92.83       $ 95.90         $ 98.46          $ 98.26

 3 Years                      118.81          126.83        119.12       120.36        129.59          137.24           136.63

 5 Years                      147.92          161.30        148.44       150.51        165.90          178.58           177.58

 10 Years                     253.10          279.88        254.14       258.30        288.99          313.87           311.90
                           You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year                      $ 22.31         $ 24.98       $ 22.42      $ 22.83       $ 25.90         $ 28.46          $ 28.26

 3 Years                       68.81           76.83         69.12        70.36         79.59           87.24            86.63

 5 Years                      117.92          131.30        118.44       120.51        135.90          148.58           147.58

 10 Years                     253.10          279.88        254.14       258.30        288.99          313.87           311.90


                            IDS LIFE
                           AGGRESSIVE
                             GROWTH

 1 Year                      $ 92.62
 3 Years                      119.74
 5 Years                      149.47
 10 Years                     256.22

 1 Year                      $ 22.62
 3 Years                       69.74
 5 Years                      119.47
 10 Years                     256.22

                                                                                                                      JANUS ASPEN
                      IDS LIFE     IDS LIFE       IDS LIFE                                 IDS LIFE    JANUS ASPEN       SERIES
                       CAPITAL      GROWTH     INTERNATIONAL     IDS LIFE     IDS LIFE      SPECIAL       SERIES       WORLDWIDE
                      RESOURCE    DIMENSION        EQUITY        MANAGED     MONEYSHARE     INCOME       BALANCED        GROWTH

                      You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year                $ 92.42      $ 92.52        $ 95.70      $ 92.11        $ 91.39      $ 92.52       $ 93.24        $ 93.03

 3 Years                119.12       119.43         128.98       118.19         116.03       119.43        121.59         120.98

 5 Years                148.44       148.96         164.88       146.89         143.26       148.96        152.57         151.54

 10 Years               254.14       255.18         286.97       251.01         243.67       255.18        262.45         260.38
                      You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year                $ 22.42      $ 22.52        $ 25.70      $ 22.11        $ 21.39      $ 22.52       $ 23.24        $ 23.03

 3 Years                 69.12        69.43          78.98        68.19          66.03        69.43         71.59          70.98

 5 Years                118.44       118.96         134.88       116.89         113.26       118.96        122.57         121.54

 10 Years               254.14       255.18         286.97       251.01         243.67       255.18        262.45         260.38

                                                                                                                  PUTNAM VT
                                                       OCC              OCC         OPPENHEIMER                   DIVERSIFIED
                      OCC             OCC         ACCUMULATION     ACCUMULATION       CAPITAL      OPPENHEIMER      INCOME
                 ACCUMULATION     ACCUMULATION     TRUST SMALL    TRUST U.S. GOV-   APPRECIATION   HIGH INCOME      FUND -
                 TRUST EQUITY    TRUST MANAGED         CAP        ERNMENT INCOME      FUND/VA        FUND/VA       CLASS IA
                 You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year             $ 95.29          $ 94.06         $ 94.67          $ 95.90          $ 93.34        $ 93.65       $ 93.65

 3 Years             127.75           124.06          125.91           129.59           121.90         122.83        122.83

 5 Years             162.84           156.69          159.77           165.90           153.09         154.63        154.63

 10 Years            282.92           270.69          276.82           288.99           263.48         266.57        266.57
                 You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year             $ 25.29          $ 24.06         $ 24.67          $ 25.90          $ 23.34        $ 23.65       $ 23.65

 3 Years              77.75            74.06           75.91            79.59            71.90          72.83         72.83

 5 Years             132.84           126.69          129.77           135.90           123.09         124.63        124.63

 10 Years            282.92           270.69          276.82           288.99           263.48         266.57        266.57

                 PUTNAM VT
                 DIVERSIFIED
                   INCOME
                   FUND -
                  CLASS IB

 1 Year            $ 95.18
 3 Years            127.44
 5 Years            162.33
 10 Years           281.91

 1 Year            $ 25.18
 3 Years             77.44
 5 Years            132.33
 10 Years           281.91

                               PUTNAM VT           PUTNAM VT       PUTNAM VT    PUTNAM VT        PUTNAM VT        PUTNAM VT
                              GROWTH AND          GROWTH AND       HIGH YIELD   HIGH YIELD   NEW OPPORTUNITIES     VOYAGER
                             INCOME FUND -       INCOME FUND -       FUND -       FUND -           FUND -           FUND -
                               CLASS IA            CLASS IB         CLASS IA     CLASS IB         CLASS IA         CLASS IB
                           You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 Year                         $ 90.78             $ 92.31          $ 92.93      $ 94.47          $ 91.90          $ 93.13

 3 Years                         114.17              118.81           120.67       125.29           117.58           121.28

 5 Years                         140.14              147.92           151.02       158.74           145.85           152.06

 10 Years                        237.33              253.10           259.34       274.78           248.92           261.41
                           You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 Year                         $ 20.78             $ 22.31          $ 22.93      $ 24.47          $ 21.90          $ 23.13

 3 Years                          64.17               68.81            70.67        75.29            67.58            71.28

 5 Years                         110.14              117.92           121.02       128.74           115.85           122.06

 10 Years                        237.33              253.10           259.34       274.78           248.92           261.41

* In this example, the $30 annual contract administrative charge is approximated as a 0.127% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/ or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------
                 CONDENSED FINANCIAL INFORMATION (UNAUDITED)

              The following tables give per-unit information about the financial history of each subaccount.

 YEAR ENDED DEC. 31,

                                  1998      1997      1996      1995
 SUBACCOUNT EGN(3) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME
 FUND)

 Accumulation unit value at
 beginning of period              $1.03     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.30     $1.03        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    2,495        69        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EIN(3) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL
 EQUITY FUND)

 Accumulation unit value at
 beginning of period              $1.02     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.16     $1.02        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      866        57        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EVA(3) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)

 Accumulation unit value at
 beginning of period              $1.03     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.34     $1.03        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,779        66        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EIG(4) (INVESTING IN SHARES OF AMERICAN CENTURY VP INCOME
 AND GROWTH FUND)

 Accumulation unit value at
 beginning of period              $1.00        --        --        --

 Accumulation unit value at
 end of period                    $1.25        --        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      137        --        --        --

 Ratio of operating expense to
 average net assets               1.40%        --        --        --

 SUBACCOUNT EVL(4) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE
 FUND)

 Accumulation unit value at
 beginning of period              $1.00        --        --        --

 Accumulation unit value at
 end of period                    $1.12        --        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      157        --        --        --

 Ratio of operating expense to
 average net assets               1.40%        --        --        --

 SUBACCOUNT ELA(1) (INVESTING IN SHARES OF GT GLOBAL VARIABLE LATIN
 AMERICA FUND)

 Accumulation unit value at
 beginning of period              $1.34     $1.19     $0.98     $1.00

 Accumulation unit value at
 end of period                    $0.77     $1.34     $1.19     $0.98

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,115     1,004       663       303

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 YEAR ENDED DEC. 31,

                                  1998      1997      1996      1995
 SUBACCOUNT EPA(1) (INVESTING IN SHARES OF GT GLOBAL VARIABLE NEW
 PACIFIC FUND)

 Accumulation unit value at
 beginning of period              $0.80     $1.38     $1.07     $1.00

 Accumulation unit value at
 end of period                    $0.67     $0.80     $1.38     $1.07

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,442       980       530       193

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT EAG(1) (INVESTING IN SHARES OF IDS LIFE AGGRESSIVE GROWTH
 FUND)

 Accumulation unit value at
 beginning of period              $1.63     $1.47     $1.28     $1.00

 Accumulation unit value at
 end of period                    $1.65     $1.63     $1.47     $1.28

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    3,453     2,434     1,324       473

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT ECR(1) (INVESTING IN SHARES OF IDS LIFE CAPITAL RESOURCE
 FUND)

 Accumulation unit value at
 beginning of period              $1.56     $1.27     $1.20     $1.00

 Accumulation unit value at
 end of period                    $1.91     $1.56     $1.27     $1.20

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    5,163     3,813     2,350       818

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT EGD(2) (INVESTING IN SHARES OF IDS LIFE GROWTH DIMENSIONS
 FUND)

 Accumulation unit value at
 beginning of period              $1.05     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.32     $1.05        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,108        69        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EIE(1) (INVESTING IN SHARES OF IDS LIFE INTERNATIONAL
 EQUITY FUND)

 Accumulation unit value at
 beginning of period              $1.28     $1.26     $1.17     $1.00

 Accumulation unit value at
 end of period                    $1.46     $1.28     $1.26     $1.17

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    2,181     1,413       675       220

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT EMG(1) (INVESTING IN SHARES OF IDS LIFE MANAGED FUND,
 INC.)

 Accumulation unit value at
 beginning of period              $1.60     $1.36     $1.18     $1.00

 Accumulation unit value at
 end of period                    $1.83     $1.60     $1.36     $1.18

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    4,684     2,944     1,546       589

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

                 CONDENSED FINANCIAL INFORMATION (UNAUDITED)

 YEAR ENDED DEC. 31,

                                  1998      1997      1996      1995
 SUBACCOUNT EMS(1) (INVESTING IN SHARES OF IDS LIFE MONEYSHARE FUND,
 INC.)

 Accumulation unit value at
 beginning of period              $1.11     $1.07     $1.03     $1.00

 Accumulation unit value at
 end of period                    $1.15     $1.11     $1.07     $1.03

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      749       231       241       132

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 Simple yield(5)                  3.24%     3.71%     3.26%     3.53%

 Compound yield(5)                3.29%     3.78%     3.32%     3.59%

 SUBACCOUNT ESI(1) (INVESTING IN SHARES OF IDS LIFE SPECIAL INCOME
 FUND)

 Accumulation unit value at
 beginning of period              $1.33     $1.24     $1.17     $1.00

 Accumulation unit value at
 end of period                    $1.33     $1.33     $1.24     $1.17

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    5,689     2,544     1,377       414

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT ESB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED
 PORTFOLIO)

 Accumulation unit value at
 beginning of period              $1.02     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.35     $1.02        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    2,680        69        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES
 WORLDWIDE GROWTH PORTFOLIO)

 Accumulation unit value at
 beginning of period              $1.03     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.30     $1.03        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,721        62        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EEQ(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST
 EQUITY PORTFOLIO)

 Accumulation unit value at
 beginning of period              $1.07     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.19     $1.07        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,059        63        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 YEAR ENDED DEC. 31,

                                  1998      1997      1996      1995
 SUBACCOUNT EMD(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST
 MANAGED PORTFOLIO)

 Accumulation unit value at
 beginning of period              $1.91     $1.58     $1.31     $1.00

 Accumulation unit value at
 end of period                    $2.02     $1.91     $1.58     $1.31

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    5,686     4,134     2,462       436

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT ESC(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST
 SMALL CAP PORTFOLIO)

 Accumulation unit value at
 beginning of period              $1.01     $1.00        --        --

 Accumulation unit value at
 end of period                    $0.91     $1.01        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,413        87        --        --

 Ratio of operating expenses
 to average net assets            1.40%     1.40%        --        --

 SUBACCOUNT EUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S.
 GOVERNMENT INCOME PORTFOLIO)

 Accumulation unit value at
 beginning of period              $1.17     $1.10     $1.09     $1.00

 Accumulation unit value at
 end of period                    $1.24     $1.17     $1.10     $1.09

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    3,585     2,253     1,252       413

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT EGR(3) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA)

 Accumulation unit value at
 beginning of period              $1.02     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.24     $1.02        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    1,867        67        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME
 FUND/VA)

 Accumulation unit value at
 beginning of period              $1.01     $1.00        --        --

 Accumulation unit value at
 end of period                    $1.00     $1.01        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    2,185        77        --        --

 Ratio of operating expense to
 average net assets               1.40%     1.40%        --        --

 SUBACCOUNT EDI(1) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED
 INCOME FUND--CLASS IA SHARES)

 Accumulation unit value at
 beginning of period              $1.30     $1.23     $1.15     $1.00

 Accumulation unit value at
 end of period                    $1.27     $1.30     $1.23     $1.15

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    5,963     3,151     1,824       601

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

                 CONDENSED FINANCIAL INFORMATION (UNAUDITED)

 YEAR ENDED DEC. 31,

                                  1998      1997      1996      1995
 SUBACCOUNT EPD(4) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED
 INCOME FUND--CLASS IB SHARES)

 Accumulation unit value at
 beginning of period              $1.00        --        --        --

 Accumulation unit value at
 end of period                    $1.00        --        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      344        --        --        --

 Ratio of operating expense to
 average net assets               1.40%        --        --        --

 SUBACCOUNT EGI(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
 FUND--CLASS IA SHARES)

 Accumulation unit value at
 beginning of period              $1.88     $1.53     $1.27     $1.00

 Accumulation unit value at
 end of period                    $2.14     $1.88     $1.53     $1.27

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    9,161     6,452     3,655     1,152

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT EPG(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
 FUND--CLASS IB SHARES)

 Accumulation unit value at
 beginning of period              $1.00        --        --        --

 Accumulation unit value at
 end of period                    $1.18        --        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      239        --        --        --

 Ratio of operating expense to
 average net assets               1.40%        --        --        --

 SUBACCOUNT EHY(1) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD
 FUND--CLASS IA SHARES)

 Accumulation unit value at
 beginning of period              $1.43     $1.27     $1.14     $1.00

 Accumulation unit value at
 end of period                    $1.33     $1.43     $1.27     $1.14

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    3,846     2,321     1,270       480

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 SUBACCOUNT EPH(4) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND--
 CLASS IB SHARES)

 Accumulation unit value at
 beginning of period              $1.00        --        --        --

 Accumulation unit value at
 end of period                    $1.01        --        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      130        --        --        --

 Ratio of operating expense to
 average net assets               1.40%        --        --        --

 SUBACCOUNT ENO(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES
 FUND--CLASS IA SHARES)

 Accumulation unit value at
 beginning of period              $1.84     $1.51     $1.39     $1.00

 Accumulation unit value at
 end of period                    $2.25     $1.84     $1.51     $1.39

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                    5,798     4,575     2,980       691

 Ratio of operating expense to
 average net assets               1.40%     1.40%     1.50%     1.50%

 YEAR ENDED DEC. 31,

                                  1998      1997      1996      1995
 SUBACCOUNT EPV(4) (INVESTING IN SHARES OF PUTNAM VT VOYAGER
 FUND--CLASS IB SHARES)

 Accumulation unit value at
 beginning of period              $1.00        --        --        --

 Accumulation unit value at
 end of period                    $1.37        --        --        --

 Number of accumulation units
 outstanding at end of period
 (000 omitted)                      125        --        --        --

 Ratio of operating expense to
 average net assets               1.40%        --        --        --

(1)  Operations commenced on Feb. 21, 1995.

(2)  Operations commenced on Oct. 29, 1997.

(3)  Operations commenced on Oct. 30, 1997.

(4)  Operations commenced on Oct. 5, 1998.

(5) Net of annual contract administrative charge and mortality and expense risk fee.

-------------------------------
                 FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

  PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-the contract administrative charge,

-variable account administrative charge,

-mortality and expense risk fee, and

-withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the variable subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on page 1 of this prospectus.

-------------------------------
                 THE VARIABLE ACCOUNT

You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

                                                                                           AVAILABLE UNDER
                                                                                               CONTRACT         AEL PERSONAL
                                                                                                                 PORTFOLIO
                                                                                                                  PLUS-SM-
                                                                                   AEL PERSONAL               AND AEL PERSONAL
           SUBACCOUNT                         INVESTING IN:                      PORTFOLIO PLUS(2)             PORTFOLIO PLUS
              EGN                  AIM V.I. Growth and Income Fund                      Yes                         Yes
              EIN                  AIM V.I. International Equity Fund                   Yes                         Yes
              EVA                  AIM V.I. Value Fund                                  Yes                         Yes
              EIG                  American Century VP Income and
                                   Growth                                               Yes                          No
              EVL                  American Century VP Value                            Yes                          No
              ELA                  GT Global Variable Latin America
                                   Fund                                                 No                          Yes
              EPA                  GT Global Variable New Pacific Fund                  No                          Yes
              EAG                  IDS Life Aggressive Growth Fund                      Yes                         Yes
              ECR                  IDS Life Capital Resource Fund                       Yes                         Yes
              EGD                  IDS Life Growth Dimensions Fund                      Yes                         Yes
              EIE                  IDS Life International Equity Fund                   Yes                         Yes
              EMG                  IDS Life Managed Fund                                Yes                         Yes
              EMS                  IDS Life Moneyshare Fund                             Yes                         Yes
              ESI                  IDS Life Special Income Fund                         Yes                         Yes
              ESB                  Janus Aspen Series Balanced
                                   Portfolio                                            Yes                         Yes
              EWG                  Janus Aspen Series Worldwide Growth
                                   Portfolio                                            Yes                         Yes
              EEQ                  OCC Accumulation Trust Equity
                                   Portfolio                                            Yes                         Yes
              EMD                  OCC Accumulation Trust Managed
                                   Portfolio                                            Yes                         Yes
              ESC                  OCC Accumulation Trust Small Cap
                                   Portfolio                                            Yes                         Yes
              EUS                  OCC Accumulation Trust U.S.
                                   Government Income Portfolio                          Yes                         Yes
              EGR                  Oppenheimer Capital Appreciation
                                   Fund/VA                                              Yes                         Yes
              EHI                  Oppenheimer High Income Fund/VA                      Yes                         Yes
              EPD                  Putnam VT Diversified Income Fund
                                   -- Class IB Shares                                   Yes                          No
              EPG                  Putnam VT Growth and Income Fund --
                                   Class IB Shares                                      Yes                          No
              EPH                  Putnam VT High Yield Fund -- Class
                                   IB Shares                                            Yes                          No
              EPV                  Putnam VT Voyager Fund -- Class IB
                                   Shares                                               Yes                          No
              EDI                  Putnam VT Diversified Income Fund
                                   -- Class IA Shares                                   No                          Yes
              EGI                  Putnam VT Growth and Income Fund --
                                   Class IA Shares                                      No                          Yes
              EHY                  Putnam VT High Yield Fund -- Class
                                   IA Shares                                            No                          Yes
              ENO                  Putnam VT New Opportunities Fund --
                                   Class IA Shares                                      No                          Yes

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The variable account was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

-------------------------------
                 THE FUNDS

AIM V.I. GROWTH AND INCOME FUND

Objective: growth of capital with a secondary objective of current income. Invests at least 65% of its net assets in income-producing securities, including dividend-paying common stock, and convertible securities.

AIM V.I. INTERNATIONAL EQUITY FUND

Objective: long-term growth of capital. Invests in a diversified portfolio of international equity securities, whose issuers are considered to have strong earnings momentum.

AIM V.I. VALUE FUND

Objective: long-term growth of capital. Invests primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

AMERICAN CENTURY VP INCOME AND GROWTH

Objective: dividend growth, current income and capital appreciation. Invests primarily in common stocks.

AMERICAN CENTURY VP VALUE

Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

GT GLOBAL VARIABLE LATIN AMERICA FUND

Objective: capital appreciation. Invests at least 65% of its total assets in the securities of a broad range of Latin American issuers.

GT GLOBAL VARIABLE NEW PACIFIC FUND

Objective: long-term growth of capital. Normally invests at least 65% of its total assets in equity securities of issuers domiciled in Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand.

IDS LIFE AGGRESSIVE GROWTH FUND

Objective: capital appreciation. Invests primarily in common stocks of small-and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND

Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE GROWTH DIMENSIONS FUND

Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS LIFE INTERNATIONAL EQUITY FUND

Objective: capital appreciation. Invests primarily in common stocks of foreign issuers.

IDS LIFE MANAGED FUND

Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND

Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

JANUS ASPEN SERIES BALANCED PORTFOLIO

Objective: long-term growth of capital, balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO

Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

OCC ACCUMULATION TRUST EQUITY PORTFOLIO

Objective: long term capital appreciation. Invests in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.

OCC ACCUMULATION TRUST MANAGED PORTFOLIO

Objective: growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities, the percentages of which will vary based on management's assessment of relative investment values.

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO

Objective: capital appreciation. Invests in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO

Objective: high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Objective: capital appreciation. Invests in securities of well-known, established companies.

OPPENHEIMER HIGH INCOME FUND/VA

Objective: high level of current income. Invests in high-yield, fixed-income securities, including unrated securities or high-risk securities in the lower rating categories, commonly known as "junk bonds". These securities are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

                 THE FUNDS

PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IA AND IB SHARES

Objective: high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in lower rated, higher risk securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the fund prospectus.

PUTNAM VT GROWTH AND INCOME FUND -- CLASS IA AND IB SHARES

Objective: capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.

PUTNAM VT HIGH YIELD FUND -- CLASS IA AND IB SHARES

Objective: high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the fund prospectus.

PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES

Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy that Putnam Management believes possess above average long-term growth potential.

PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

Objective: capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

-AIM Variable Insurance Funds, Inc. -- A I M Advisors, Inc.

-American Century Variable Portfolios, Inc. -- American Century Investment
 Management, Inc.

-GT Global Variable Investment Series -- A I M Advisors, Inc.

-GT Global Variable Investment Trust -- A I M Advisors, Inc.

-IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

-Janus Aspen Series Portfolios -- Janus Capital Corporation.

-OCC Accumulation Trust Portfolios -- OpCap Advisors.

-Oppenheimer Variable Account Funds -- OppenheimerFunds, Inc.

-Putnam Variable Trust -- Putnam Investment Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on page 1 of this prospectus.

-------------------------------
                 THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account, the company's main portfolio of investments. We credit and compound interest daily to produce an effective annual interest rate. We will change the interest rate from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract--Transfer Policies" for restrictions on transfers involving the fixed account.)

-------------------------------
                 BUYING YOUR CONTRACT

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities). (In Pennsylvania, the annuitant must be age 80 or younger.)

When you apply, you may select:

-the fixed account and/or subaccounts in which you want to invest;

-how you want to make purchase payments;

-the date you want to start receiving annuity payouts (the retirement date); and

-a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your annuity under a Systematic Investment Plan
(SIP). To begin the SIP, you will complete and send a form and your first payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, you may make additional purchase payments to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and you may make additional purchase payments to qualified annuities until the annuitant's 63rd birthday. In Massachusetts, you may make additional purchase payments for ten years only.*

* All contracts described in this prospectus are not available in all states.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-no earlier than the 60th day after the contract's effective date; and

-no later than the annuitant's 85th birthday or the 10th contract anniversary, if purchased after age 75, or

-no later than the annuitant's 82nd birthday or the eighth contract anniversary, if purchased after age 74, for annuities purchased in Pennsylvania.

                 BUYING YOUR CONTRACT

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-on or after the annuitant reaches age 59 1/2; and

-by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

BENEFICIARY

If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS
MINIMUM PURCHASE PAYMENTS

Initial purchase payment (includes SIPs): $2,000 (We reserve the right to decrease the minimum payment.)

Minimum additional purchase payments (includes SIPs): $50

MAXIMUM PURCHASE PAYMENTS: $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS
1  BY LETTER

Send your check along with your name and contract number to:

    REGULAR MAIL:
    American Enterprise Life Insurance Company
    80 South Eighth Street
    P.O. Box 534
    Minneapolis, MN 55440-0534

    EXPRESS MAIL:
    American Enterprise Life Insurance Company
    Attention: Unit 829
    733 Marquette Avenue
    Minneapolis, MN 55402

2  BY SIP:

Contact your agent to complete the necessary SIP paperwork.

-------------------------------
                 CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, we will deduct the $30 annual charge at the time of withdrawal regardless of contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

-first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

-then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

                 CHARGES

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

-First, we withdraw up to 10% of your prior anniversary contract value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary contract value each contract year.

-Next, we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.

-Next, we withdraw purchase payments received eight or more contract years before the withdrawal and not previously withdrawn. There is no withdrawal charge on purchase payments received eight or more contract years before withdrawal.

-Finally, if necessary, we withdraw purchase payments received in the seven contract years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the purchase payments.

                 CONTRACT YEARS FROM                                      WITHDRAWAL CHARGE
                   PAYMENT RECEIPT                                            PERCENTAGE
                          1                                                       7%
                          2                                                       6
                          3                                                       5
                          4                                                       4
                          5                                                       3
                          6                                                       2
                          7                                                       1
                      Thereafter                                                  0

WITHDRAWAL CHARGE CALCULATION EXAMPLE

Here is an example of the calculation we make to determine the withdrawal charge on a contract with this history:

-The contract date is July 1, 1998 with a contract year of July 1 through June
 30 and with an anniversary date of July 1 each year; and

-We received these payments -- $10,000 July 1, 1998; $8,000 Dec. 31, 2004; and
 $6,000 Feb. 20, 2006; and

-The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2008 and had not made any other withdrawals during that contract year; and

-The prior anniversary July 1, 2008 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
       $  0          $3,848.80 is 10% of the prior anniversary contract
                     value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 July 1, 1998 payment was received eight or more contract years before withdrawal and is withdrawn without withdrawal charge; and

        240 $8,000 Dec. 31, 2004 payment is in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

        240 $6,000 Feb. 20, 2006 payment is in its fourth contract year from receipt, withdrawn with a 4% withdrawal charge.

        ---

       $480

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually withdraw from your contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount. We pay you the amount you requested. If you make a full withdrawal of your contract, we also will deduct the $30 contract administrative charge.

WAIVER OF WITHDRAWAL CHARGE

There are no withdrawal charges for:

-withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;

-contract earnings -- if any -- in excess of the annual 10% free withdrawal amount;

-minimum required distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-contracts settled using an annuity payout plan;

-death benefits; and

-withdrawals you make under your contract's "Waiver of Withdrawal Charges"
 Annuity Endorsement or provision. To the extent permitted by state law, we will include this endorsement or provision in contracts issued when you and the annuitant are under age 76 on the date that we issue the contract. We will waive withdrawal charges that normally are assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal,

                 CHARGES

 you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your endorsement or contract for additional conditions and restrictions on this waiver.)

POSSIBLE GROUP REDUCTIONS: In some cases, we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. We make the deduction when you fully withdraw your contract or when annuity payouts begin.

-------------------------------
                 VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

-the sum of your purchase payments and transfer amounts allocated to the fixed account;

-plus interest credited;

-minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-minus any prorated contract administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS

To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

ACCUMULATION UNIT VALUE

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR

We determine the net investment factor by:

-adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-dividing that sum by the previous adjusted net asset value per share; and

-subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

                 VALUING YOUR INVESTMENT

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-additional purchase payments you allocated to the subaccounts;

-transfers into or out of the subaccounts;

-partial withdrawals;

-withdrawal charges; and/or

-prorated portions of contract administrative charge.

Accumulation unit values will fluctuate due to:

-changes in funds' net asset value;

-dividends distributed to the subaccounts;

-capital gains or losses of funds;

-fund operating expenses;

-mortality and expense risk fees; and/or

-variable account administrative charges.

-------------------------------
                 MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You also can obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                   AMOUNT       ACCUMULATION       NUMBER OF UNITS
    MONTH         INVESTED       UNIT VALUE           PURCHASED
   Jan              $100             $20                 5.00

   Feb               100              18                 5.56

   Mar               100              17                 5.88

   Apr               100              15                 6.67

   May               100              16                 6.25

   Jun               100              18                 5.56

   Jul               100              17                 5.88

   Aug               100              19                 5.26

   Sept              100              21                 4.76

   Oct               100              20                 5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your agent. Some restrictions may apply.

By investing an
equal number of
dollars each month...

you automatically-->
buy more units
when the per unit
market price is low...

and fewer units-->
when the per unit
market price is high.

                 MAKING THE MOST OF YOUR CONTRACT

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. In addition, we may modify or restrict the right to transfer contract values between the subaccounts if we determine (in our sole discretion) that the exercise of that right by one or more contract owners would disadvantage other contract owners. We could apply any modification to transfers to or from some or all of the subaccounts. These modifications may include:

-the requirement of a minimum time period between each transfer,

-not accepting transfer requests of a sales representative acting under a power of attorney on behalf of more than one contract owner, or

-limiting the dollar amount that may be transferred between the subaccounts and the fixed account by a contract owner at any one time.

We may apply these modifications or restrictions in any reasonable manner to prevent transfers we believe disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

TRANSFER POLICIES

-You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

-You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for certain transfer periods subject to certain minimums).

-If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

-We will not accept requests for transfers from the fixed account at any other time.

-Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

-------------------------------------------------------------------------------------------------------

                   Send your name, contract number, Social Security number or Taxpayer Identification
1                  Number and signed request for a transfer or withdrawal to:
BY LETTER

                                            REGULAR MAIL:
                                           American Enterprise Life Insurance Company
                                           80 South Eighth Street
                                           P.O. Box 534
                                           Minneapolis, MN 55440-0534
                                             EXPRESS MAIL:
                                           American Enterprise Life Insurance Company
                                           Attention: Unit 829
                                           733 Marquette Avenue
                                           Minneapolis, MN 55402

                   MINIMUM AMOUNT
                   Transfers or withdrawals: $500 or entire subaccount or fixed account balance

                   MAXIMUM AMOUNT
                   Transfers or withdrawals: Contract value or the entire variable subaccount or fixed account balance
-------------------------------------------------------------------------------------------------------

                   Your agent can help you set up automated transfers among your subaccounts or fixed
2                  account or partial withdrawals from the accounts.
BY AUTOMATED       You can start or stop this service by written request or other method acceptable to us.
TRANSFERS AND      You must allow 30 days for us to change any instructions that are currently in place.
AUTOMATED
PARTIAL
WITHDRAWALS

                   -Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months unless we agree otherwise.

                   -Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.
                    Automated withdrawals may be restricted by applicable law under some contracts.

                   -Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

                   MINIMUM AMOUNT
                   Transfers or withdrawals: $100 monthly/$250 quarterly, semiannually or annually

                   MAXIMUM AMOUNT
                   Transfers or withdrawals: Contract value (except for automated transfers from the fixed account)

                 MAKING THE MOST OF YOUR CONTRACT

-------------------------------------------------------------------------------------------------------

                   Call between 8 a.m. and 6 p.m. Central time:
3                  1-800-333-3437 or
BY PHONE           (612) 671-7700 (Minneapolis/St. Paul area)

                   MINIMUM AMOUNT
                   For transfers or withdrawals: $500 or entire subaccount or fixed account balance

                   MAXIMUM AMOUNT
                   For transfers:           Contract value or the entire subaccount or fixed account
                   balance
                   For withdrawals:         $25,000

                   We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

                   We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we
                   (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

                   Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to
                   us.

-------------------------------
                 WITHDRAWALS

You may withdraw all or part of your contract value at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of the contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-payable to you.

-mailed to address of record within seven days after receiving your request.

However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

-------------------------------
                 CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

-------------------------------
                 BENEFITS IN CASE OF DEATH

THE AEL PERSONAL PORTFOLIO PLUS AND AEL PERSONAL PORTFOLIO PLUS(2) CONTRACTS INCLUDE THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant is (are) age 81 or older on the date of death, we will pay the beneficiary the contract value. If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-the contract value;

-the total purchase payments less any "adjusted partial withdrawals"; or

-the highest contract value on any prior contract anniversary, plus any purchase payments and less any "adjusted partial withdrawals" since that contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

We calculate the "adjusted partial withdrawal" for each partial withdrawal by multiplying (a) times (b) where:

  (a) = the ratio of the partial withdrawal to the contract value immediately before the partial withdrawal; and

  (b) = the death benefit immediately before the partial withdrawal.

EXAMPLE:

-You purchase a contract for $20,000 on January 1, 1999.

-On January 1, 2000 (the first contract anniversary) the contract value reaches
 $24,000.

-On March 1, 2000 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2000 as follows:

The highest contract value on any prior contract anniversary:       $24,000.00
plus any purchase payments paid since that anniversary:                + 0.00
less any "adjusted partial withdrawal" taken since that
anniversary:
1,500 X 24,000 =                                                    -1,636.36
-----
22,000
                                                                    ---------
resulting in a death benefit of:                                    $22,363.64

                 BENEFITS IN CASE OF DEATH

THE AEL PERSONAL PORTFOLIO-SM- CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts where both you and the annuitant were 75 or younger on the date we issued the contract and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date we issue the contract, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger on the date the contract was issued and if all withdrawals from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

-the contract value;

-the total purchase payments less any amounts withdrawn; or

-on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

-- adding any purchase payments made since that most recent fifth contract anniversary, and

-- subtracting any amounts withdrawn since that most recent fifth contract anniversary.

EXAMPLE:

-You purchase contract for $20,000 on January 1, 1999.

-On June 1, 2004 the contract value reaches $33,000.

-On June 1, 2004 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-On July 15, 2004 you make an additional payment of $1,000.

-On March 1, 2005 the contract value falls to $31,000.

We calculate the death benefit on March 1, 2005 as follows:

  The closest fifth anniversary contract value:                      $33,000.00
  plus any purchase payments paid since that anniversary:            + 1,000.00
  less any partial withdrawals taken since that anniversary:         - 1,500.00
                                                                     ----------
resulting in a death benefit of:                                     $32,500.00

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

-the beneficiary asks us in writing within 60 days after we receive proof of death; and

-payouts begin no later than one year after your death, or other date as permitted by the Code; and

-the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Other rules may apply to qualified annuities (see "Taxes").

-------------------------------
                 THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. Amounts of fixed and variable payouts depend on:

-the annuity payout plan you select;

-the annuitant's age and, in most cases, sex;

-the annuity table in the contract; and

-the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLE

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE

If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

-PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

-PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

-PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

-PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY): We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-over the life of the annuitant;

-over the joint lives of the annuitant and a designated beneficiary;

-for a period not exceeding the life expectancy of the annuitant; or

-for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

-------------------------------
                 TAXES

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow tax-free if you meet certain distribution requirements.

QUALIFIED ANNUITIES: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRA's) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

                TAXES

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

-because of your death;

-because you become disabled (as defined in the Code);

-if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For

                 TAXES

this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

-------------------------------
                 VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-the reserve held in each subaccount for your contract; divided by

-the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

-------------------------------
                 SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-laws or regulations change,

-existing funds become unavailable, or

-in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-change the funds in which the subaccounts invest, and

-add additional subaccounts investing in other funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

-------------------------------
                 ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contracts. Its offices are located at IDS Tower 10, Minneapolis, MN 55440-0010. AEFA is a wholly-owned subsidiary of AEFC. The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks. AEL will pay commission for the sales of contracts to the insurance agencies who have entered into distribution agreements with AEL and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

ISSUER

American Enterprise Life issues the contracts. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the State of Indiana and is located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which we do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. We, like other life and health insurers , from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. And Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. We also are defendants in various other lawsuits. In our opinion, none of these lawsuits will have a material adverse effect on our financial condition.

-------------------------------
                 YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of AEL and the variable account. AEL and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on AEL's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

-------------------------------
                 TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information............................................................          3
Calculating Annuity Payouts........................................................          7
Rating Agencies....................................................................          9
Principal Underwriter..............................................................          9
Independent Auditors...............................................................          9
Financial Statements

-------------------------------

Please check the box to receive a copy of the Statement of Additional Information for:

/ / AEL Personal Portfolio-SM-/AEL Personal Portfolio Plus/AEL Personal Portfolio Plus 2

/ / AIM Variable Insurance Funds, Inc.

/ / American Century Variable Portfolios, Inc.

/ / GT Global Variable Investment Funds

/ / IDS Life Retirement Annuity Mutual Funds

/ / Janus Aspen Series Portfolios

/ / OCC Accumulation Trust Portfolios

/ / Oppenheimer Variable Account Funds

/ / Putnam Variable Trust

MAIL YOUR REQUEST TO:

American Enterprise Life Insurance
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

WE WILL MAIL YOUR REQUEST TO:

Your name ______________________________________________________________________

Address ________________________________________________________________________

City __________________________________ State ______________ Zip _______________

------------------------------

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
Administrative Offices:
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534
800-333-3437
American Express Financial Advisors Inc., member NASD

-C- 1999 American Enterprise Life Insurance Company
All rights reserved.

                                                                  37301 J (4/99)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                          AEL PERSONAL PORTFOLIO PLUS2

                                       and

              AEL PERSONAL PORTFOLIOSM/AEL Personal Portfolio Plus

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 April 30, 1999

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
800-333-3437

                                TABLE OF CONTENTS

Performance Information.......................................p.3

Calculating Annuity Payouts...................................p.7

Rating Agencies...............................................p.8

Principal Underwriter.........................................p.8

Independent Auditors..........................................p.8

Financial Statements

PERFORMANCE INFORMATION

The variable subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the variable subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Past performance does not guarantee future results.

Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 1998

                                Performance since
                                                            commencement of the                   Performance since
                                                                 subaccount                  commencement of the Fund**

                                                                        Since                                           Since
 Subaccount    -----------------------------------------   1 Year    commencement   ---------  --------  ---------  commencement
               Investing in:                                                         1 Year    5 Years   10 Years
               -----------------------------------------

               AIM V.I.
EGN              Growth and Income Fund (10/97; 5/94)*    18.80%       20.08%         18.80%       --%       --%        20.29
EIN              International Equity Fund (10/97; 5/93)   6.77         8.40           6.77      9.19       --          11.39
EVA              Value Fund (10/97; 5/93)                 23.45        23.61          23.45     19.55       --          19.86
               -----------------------------------------

               AMERICAN CENTURY
EIG              VP Income and Growth (10/98; 10/97)         --        17.97          17.70       --        --          23.57
EVL              VP Value (10/98; 5/96)                      --         5.24          -3.29       --        --          12.67

               GT GLOBAL
ELA              Variable Latin America Fund (2/95;       -45.95       -7.55         -45.95     -9.47       --          -2.26
                 2/93)
EPA              Variable New Pacific Fund (2/95; 2/93)   -21.04      -10.75         -21.04    -12.39       --          -7.14

               IDS LIFE
EAG              Aggressive Growth Fund (2/95; 1/92)      -5.29        13.00          -5.29      8.50       --           9.01
ECR              Capital Resource Fund (2/95; 10/81)      15.28        17.51          15.28     14.41     14.01          --
EGD              Growth Dimensions Fund (10/97; 4/96)     19.74        21.86          19.74       --        --          21.07
EIE              International Equity Fund (2/95; 1/92)    7.10         9.32           7.10      5.16       --           7.55
EMG              Managed Fund (2/95; 4/86)                 7.07        16.33           7.07     11.79     12.77          --
EMS              Moneyshare Fund (2/95; 10/81)            -2.99         2.57          -2.99      2.73      3.65          --
ESI              Special Income Fund (2/95; 10/81)        -6.32         6.78          -6.32      4.64      7.23          --


                                Performance since
                                                           commencement of the                   Performance since
                                                               subaccount                    commencement of the Fund**

                                                                       Since                                           Since
 Subaccount    ---------------------------------------   1 Year     commencement   ----------  --------  --------   commencement
               Investing in:                                                         1 Year    5 Years   10 Years
               ---------------------------------------

               JANUS ASPEN SERIES
ESB              Balanced Portfolio (10/97; 9/93)         25.31%      24.34%         25.31%    16.96%        --%       17.46%
EWG              Worldwide Growth Portfolio (10/97;       20.02       20.35          20.02     19.16        --         21.95
                 9/93)
               ---------------------------------------

               OCC ACCUMULATION TRUST
EEQ              Equity Portfolio (10/97; 8/88)            3.19       10.50           3.19     18.14      15.72          --
EMG              Managed Portfolio (2/95; 8/88)           -1.17       19.34          -1.17     17.00      17.49          --
ESC              Small Cap Portfolio (10/97; 8/88)       -15.98      -12.48         -15.98      6.39      11.44          --
EUS              U.S. Government Income Portfolio         -0.23        4.79          -0.23        --        --          5.21
                 (2/95; 1/95)

               OPPENHEIMER VARIABLE ACCOUNT
EGR              Capital Appreciation Fund/VA (10/97;     15.16       15.24          15.16     19.94      15.03          --
                 4/85)
EHI              High Income Fund/VA (10/97; 4/86)        -7.42       -4.55          -7.42       6.48     10.95          --

               PUTNAM VT
EDI              Diversified Income Fund Class IA         -8.95        5.33          -8.95      3.46        --          3.79
                 (2/95; 9/93)
EGI              Growth and Income Fund Class IA           6.70       21.02           6.70     16.94      14.22          --
                 (2/95; 2/88)
EHY              High Yield Fund Class IA (2/95; 2/88)   -13.07        6.58         -13.07      5.16       8.17          --
ENO              New Opportunities Fund (2/95; 5/94)      15.54       22.74          15.54        --        --         20.98

               PUTNAM VT
EPD              Diversified Income Fund Class IB          --         -6.27          -9.16      3.28        --          3.61
                 (10/98; 9/93)
EPG              Growth and Income Fund Class IB           --         10.95           6.58     16.78      14.05          --
                 (10/98; 2/88)
EPH              High Yield Fund Class IB (10/98;          --         -5.59         -13.11      5.02       8.02          --
                 2/88)
EPV              Voyager Fund Class IB (10/98; 2/88)       --         29.83          15.35     18.02      18.10          --

*    (Commencement date of the subaccount; Commencement date of the Fund)
**   Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.

Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 1998

                                Performance since
                                                            commencement of the                   Performance since
                                                                 subaccount                  commencement of the Fund**

                                                                        Since                                           Since
 Subaccount    -----------------------------------------   1 Year    commencement   ---------  --------  ---------  commencement
               Investing in:                                                         1 Year    5 Years   10 Years
               -----------------------------------------

               AIM V.I.
EGN              Growth and Income Fund (10/97; 5/94)*    25.80%       25.03%         25.80%       --%       --%        20.61%
EIN              International Equity Fund (10/97; 5/93)  13.77        13.44          13.77      9.61       --          11.60
EVA              Value Fund (10/97; 5/93)                 30.45        28.55          30.45     19.84       --          20.02
               -----------------------------------------

               AMERICAN CENTURY
EIG              VP Income and Growth (10/98; 10/97)         --        24.97          24.70       --        --          28.50
EVL              VP Value (10/98; 5/96)                      --        12.24           3.24       --        --          14.18

               GT GLOBAL
ELA              Variable Latin America Fund (2/95;       -42.63       -6.65         -42.63     -9.01       --          -1.94
                 2/93)
EPA              Variable New Pacific Fund (2/95; 2/93)   -15.85       -9.88         -15.85    -11.91       --          -6.85


                                Performance since
                                                           commencement of the                   Performance since
                                                               subaccount                    commencement of the Fund**

                                                                       Since                                           Since
 Subaccount    ---------------------------------------   1 Year     commencement   ----------  --------  --------   commencement
               Investing in:                                                         1 Year    5 Years   10 Years
               ---------------------------------------

               IDS LIFE
EAG              Aggressive Growth Fund (2/95; 1/92)       1.08%      13.73%          1.08%      8.93%       --%        9.10%
ECR              Capital Resource Fund (2/95; 10/81)      22.28       18.16          22.28     14.76      14.01          --
EGD              Growth Dimensions Fund (10/97; 4/96)     26.74       26.78          26.74        --        --         22.42
EIE              International Equity Fund (2/95;         14.10       10.12          14.10      5.64        --          7.64
                 1/92)
EMG              Managed Fund (2/95; 4/86)                14.07       16.99          14.07     12.17      12.77          --
EMS              Moneyshare Fund (2/95; 10/81)             3.56        3.52           3.56      3.27       3.65          --
ESI              Special Income Fund (2/95; 10/81)        -0.02        7.62          -0.02      5.13       7.23          --
               ---------------------------------------

               JANUS ASPEN SERIES
ESB              Balanced Portfolio (10/97; 9/93)         32.31       29.26          32.31     17.28        --         17.65
EWG              Worldwide Growth Portfolio (10/97;       27.02       25.30          27.02     19.46        --         22.11
                 9/93)

               OCC ACCUMULATION TRUST
EEQ              Equity Portfolio (10/97; 8/88)           10.19       15.53          10.19     18.45      15.72          --
EMG              Managed Portfolio (2/95; 8/88)            5.52       19.96           5.52     17.32      17.49          --
ESC              Small Cap Portfolio (10/97; 8/88)       -10.41       -8.18         -10.41      6.86      11.44          --
EUS              U.S. Government Income Portfolio          6.53        5.69           6.53        --        --          6.06
                 (2/95; 1/95)

               OPPENHEIMER VARIABLE ACCOUNT
EGR              Capital Appreciation Fund/VA (10/97;     22.16       20.22          22.16     20.23      15.03          --
                 4/85)
EHI              High Income Fund/VA (10/97; 4/86)        -1.20        0.13          -1.20      6.95      10.95          --

               PUTNAM VT
EDI              Diversified Income Fund Class IA         -2.85        6.21          -2.85      3.98        --          4.11
                 (2/95; 9/93)
EGI              Growth and Income Fund Class IA          13.70       21.62          13.70     17.26      14.22          --
                 (2/95; 2/88)
EHY              High Yield Fund Class IA (2/95; 2/88)    -7.28        7.44          -7.28      5.65       8.17          --
ENO              New Opportunities Fund (2/95; 5/94)      22.54       23.31          22.54        --        --         21.30

               PUTNAM VT
EPD              Diversified Income Fund Class IB          --          0.03          -3.08      3.81        --          3.93
                 (10/98; 9/93)
EPG              Growth and Income Fund Class IB           --         17.95          13.58     17.10      14.05          --
                 (10/98; 2/88)
EPH              High Yield Fund Class IB (10/98;          --          0.76          -7.33      5.51       8.02          --
                 2/88)
EPV              Voyager Fund Class IB (10/98; 2/88)       --         36.83          22.35     18.33      18.10          --

*    (Commencement date of the subaccount; Commencement date of the Fund)
**   Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.


Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a variable subaccount's accumulation unit value). We compute aggregate total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

The SEC requires that we assume that you withdraw the entire contract at the end of the one-, five-, and 10- year periods (or, if less, up to the life of the variable subaccount). In addition, we may show performance figures without the deduction of a withdrawal charge. All total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include:
o the  effect  of  any  applicable  withdrawal  charge,  or
o any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998

Subaccount               Investing In:                          Simple Yield                    Compound Yield
EMS                      IDS Life Moneyshare Fund                  3.24%                             3.29%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

Subaccount               Investing In:                                     Yield
ESI                      IDS Life Special Income Fund                      7.20%

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last three years aggregated total $199,062, $79,195, and $34,957, respectively.

Commissions paid by AEL for the last three years aggregated total $4,415,795, $1,798,969, and $1,243,420, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts EGN, EIN, EVA, EIG, EVL, ELA, EPA, EAG, ECR, EGD, EIE, EMG, EMS, ESI, ESB, EWG, EEQ, EMD, ESC, EUS, EGR, EHI, EDI, EPD, EGI, EPG, EHY, EPH, ENO and EPV) as of December 31, 1998, and the related statements of operations for the year then ended, except for subaccounts EIG, EVL, EPD, EPG, EPH and EPV, which are for the period October 5, 1998 (commencement of operations) to December 31, 1998, and the statements of changes in net assets for each of the two years in the period then ended, except for subaccounts EGN, EIN, EVA, EGD, ESB, EWG, EEQ, ESC, EGR and EHI which are for the year ended December 31, 1998 and for the period October 30, 1997 (commencement of operations) to December 31, 1997 and subaccounts EIG, EVL, EPD, EPG, EPH and EPV, which are for the period October 5, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account at December 31, 1998, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.

/s/Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


American Enterprise Variable Annuity Account

Statements of Net Assets                                                                                Dec. 31, 1998

                                                                               Segregated Asset Subaccounts

Assets                                                                 EGN                EIN                 EVA
Investments in shares of mutual funds and portfolios:
   at cost                                                          $2,838,209           $982,557          $2,129,905
                                                                    ----------           --------          ----------
   at market value                                                  $3,246,822         $1,005,337          $2,391,678
Dividends receivable                                                         -                  -                   -
Accounts receivable from American Enterprise Life for
contract purchase payments                                               7,057                880               1,237
Receivable from mutual funds and portfolios
for share redemptions                                                        -                  -                   -
                                                                         -----              -----               -----
Total assets                                                         3,253,879          1,006,217           2,392,915
                                                                     =========          =========           =========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                           3,316              1,020               2,413
Contract terminations                                                        -                  -                   -
Issue and administrative fee                                               398                122                 290
Payable to mutual funds and portfolios
for investments purchased                                                7,057                880               1,237
                                                                         -----                ---               -----
Total liabilities                                                       10,771              2,022               3,940
                                                                        ------              -----               -----
Net assets applicable to contracts in
accumulation period                                                  3,243,108          1,004,195           2,388,975
Net assets applicable to contracts in
payment period                                                               -                  -                   -
                                                                       -------             ------             -------
Total net assets                                                    $3,243,108         $1,004,195          $2,388,975
                                                                    ==========         ==========          ==========
Accumulation units outstanding                                       2,495,182            865,556           1,778,901
                                                                     =========            =======           =========
Net asset value per accumulation unit                                   $ 1.30             $ 1.16              $ 1.34
                                                                        ======             ======              ======



Assets                                                                   EIG                EVL               ELA
Investments in shares of mutual funds and portfolios:
   at cost                                                           $ 159,983          $ 174,742         $ 1,247,718
                                                                     ---------          ---------         -----------
   at market value                                                   $ 171,254          $ 176,789           $ 861,071
Dividends receivable                                                         -                  -                   -
Accounts receivable from American Enterprise Life for
contract purchase payments                                               3,281              2,218                   -
Receivable from mutual funds and portfolios
for share redemptions                                                        -                  -              52,571
                                                                         -----              -----              ------
Total assets                                                           174,535            179,007             913,642
                                                                       =======            =======             =======

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                             145                155                 964
Contract terminations                                                        -                  -              52,571
Issue and administrative fee                                                18                 19                 116
Payable to mutual funds and portfolios
for investments purchased                                                3,281              2,218                   -
                                                                         -----              -----               -----
Total liabilities                                                        3,444              2,392              53,651
                                                                         -----              -----              ------
Net assets applicable to contracts in
accumulation period                                                    171,091            176,615             859,991
Net assets applicable to contracts in
payment period                                                               -                  -                   -
Total net assets                                                     $ 171,091          $ 176,615           $ 859,991
Accumulation units outstanding                                         136,768            157,078           1,115,043
Net asset value per accumulation unit                                   $ 1.25             $ 1.12              $ 0.77
See accompanying notes to financial statements.





American Enterprise Variable Annuity Account

Statements of Net Assets (continued)                                                                       Dec. 31, 1998

                                                                              Segregated Asset Subaccounts

Assets                                                                   EPA                 EAG                  ECR
Investments in shares of mutual funds and portfolios:
   at cost                                                           $1,416,097           $5,868,100          $8,367,712
                                                                     ----------           ----------          ----------
   at market value                                                     $971,930           $5,696,833          $9,845,123
Dividends receivable                                                          -                    -                   -
Accounts receivable from American Enterprise Life
for contract purchase payments                                              268                8,047              12,759
Receivable from mutual funds and portfolios
for share redemptions                                                         -                    -                   -
                                                                          -----                -----               -----
Total assets                                                            972,198            5,704,880           9,857,882
                                                                        =======            =========           =========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                            1,039                6,004              10,405
Contact terminations                                                          -                    -                   -
Issue and administrative fee                                                125                  721               1,249
Payable to mutual funds and portfolios
for investments purchased                                                   268                1,322               1,105
                                                                            ---                -----               -----
Total liabilities                                                         1,432                8,047              12,759
                                                                          -----                -----              ------
Net assets applicable to contracts in
accumulation period                                                     970,766            5,692,498           9,839,380
Net assets applicable to contracts in
payment period                                                                -                4,335               5,743
                                                                          -----                -----               -----
Total net assets                                                       $970,766           $5,696,833          $9,845,123
                                                                       ========           ==========          ==========
Accumulation units outstanding                                        1,441,794            3,452,898           5,163,185
                                                                      =========            =========           =========
Net asset value per accumulation unit                                    $ 0.67               $ 1.65              $ 1.91
                                                                         ======               ======              ======

Assets                                                                  EGD                  EIE                 EMG
Investments in shares of mutual funds and portfolios:
   at cost                                                          $ 1,273,181          $ 2,950,051         $8,289,853
                                                                    -----------          -----------         ----------
   at market value                                                  $ 1,465,483          $ 3,182,165         $8,564,185
Dividends receivable                                                          -                    -                  -
Accounts receivable from American Enterprise Life
for contract purchase payments                                            6,154                  816             21,217
Receivable from mutual funds and portfolios
for share redemptions                                                         -                1,950                  -
                                                                          -----                -----              -----
Total assets                                                          1,471,637            3,184,931          8,585,402
                                                                      =========            =========          =========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                            1,513                3,351              8,984
Contact terminations                                                          -                    -                  -
Issue and administrative fee                                                182                  402              1,078
Payable to mutual funds and portfolios
for investments purchased                                                 4,459                    -             11,155
                                                                          -----                -----             ------
Total liabilities                                                         6,154                3,753             21,217
                                                                          -----                -----             ------
Net assets applicable to contracts in
accumulation period                                                   1,465,483            3,175,932          8,559,908
Net assets applicable to contracts in
payment period                                                                -                5,246              4,277
                                                                          -----                -----              -----
Total net assets                                                    $ 1,465,483          $ 3,181,178         $8,564,185
                                                                    ===========          ===========         ==========
Accumulation units outstanding                                        1,108,323            2,181,192          4,684,466
                                                                      =========            =========          =========
Net asset value per accumulation unit                                    $ 1.32               $ 1.46             $ 1.83
                                                                         ======               ======             ======
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Net Assets (continued)                                                                          Dec. 31, 1998

                                                                                     Segregated Asset Subaccounts

Assets                                                                        EMS              ESI                   ESB
Investments in shares of mutual funds and portfolios:
   at cost                                                                 $ 858,797         $ 7,944,815         $3,141,366
                                                                           ---------         -----------         ----------
   at market value                                                         $ 858,800         $ 7,553,609         $3,626,390
Dividends receivable                                                           3,497              45,255                  -
Accounts receivable from American Enterprise Life
for contract purchase payments                                                     -              16,799              4,397
Receivable from mutual funds and portfolios
for share redemptions                                                              -                   -                  -
                                                                               -----               -----              -----
Total assets                                                                 862,297           7,615,663          3,630,787
                                                                             =======           =========          =========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                                   918               7,851              3,647
Contract terminations                                                              -                   -                  -
Issue and administrative fee                                                     110                 942                437
Payable to mutual funds and portfolios
for investments purchased                                                      2,469              53,261              4,397
                                                                               -----              ------              -----
Total liabilities                                                              3,497              62,054              8,481
                                                                               -----              ------              -----
Net assets applicable to contracts in
accumulation period                                                          858,800           7,550,694          3,622,306
Net assets applicable to contracts in
payment period                                                                     -               2,915                  -
                                                                              ------               -----             ------
Total net assets                                                           $ 858,800         $ 7,553,609         $3,622,306
                                                                           =========         ===========         ==========
Accumulation units outstanding                                               749,301           5,688,915          2,679,665
                                                                             =======           =========          =========
Net asset value per accumulation unit                                         $ 1.15              $ 1.33             $ 1.35
                                                                              ======              ======             ======

Assets                                                                        EWG                 EEQ               EMD
Investments in shares of mutual funds and portfolios:
   at cost                                                                $2,129,867          $1,228,483        $10,028,179
                                                                          ----------          ----------        -----------
   at market value                                                        $2,245,768          $1,256,568        $11,478,356
Dividends receivable                                                               -                   -                  -
Accounts receivable from American Enterprise Life
for contract purchase payments                                                     -                 967              7,121
Receivable from mutual funds and portfolios
for share redemptions                                                          2,923                   -                  -
                                                                               -----               -----              -----
Total assets                                                               2,248,691           1,257,535         11,485,477
                                                                           =========           =========         ==========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                                 2,324               1,303             12,111
Contract terminations                                                          2,923                   -                  -
Issue and administrative fee                                                     279                 157              1,453
Payable to mutual funds and portfolios
for investments purchased                                                          -                 967              7,121
                                                                                 ---                 ---              -----
Total liabilities                                                              5,526               2,427             20,685
                                                                               -----               -----             ------
Net assets applicable to contracts in
accumulation period                                                        2,243,165           1,255,108         11,458,221
Net assets applicable to contracts in
payment period                                                                     -                   -              6,571
                                                                               -----               -----              -----
Total net assets                                                          $2,243,165          $1,255,108        $11,464,792
                                                                          ==========          ==========        ===========
Accumulation units outstanding                                             1,721,007           1,058,768          5,686,310
                                                                           =========           =========          =========
Net asset value per accumulation unit                                         $ 1.30              $ 1.19             $ 2.02
                                                                              ======              ======             ======
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Net Assets (continued)                                                                      Dec. 31, 1998

                                                                               Segregated Asset Subaccounts

Assets                                                                   ESC                EUS                 EGR
Investments in shares of mutual funds and portfolios:
   at cost                                                            $1,366,751         $4,398,463          $2,069,858
                                                                      ----------         ----------          ----------
   at market value                                                    $1,282,385         $4,461,745          $2,320,601
Dividends receivable                                                           -              7,664                   -
Accounts receivable from American Enterprise Life
for contract purchase payments                                             1,797                  3                 825
Receivable from mutual funds and portfolios
for share redemptions                                                          -              2,157                   -
                                                                            ----              -----               -----
Total assets                                                           1,284,182          4,471,569           2,321,426
                                                                       =========          =========           =========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                             1,315              4,627               2,392
Contract terminations                                                          -              2,157                   -
Issue and administrative fee                                                 158                555                 287
Payable to mutual funds and portfolios
for investments purchased                                                  1,797                  3                 825
                                                                           -----                  -                 ---
Total liabilities                                                          3,270              7,342               3,504
                                                                           -----              -----               -----
Net assets applicable to contracts in
accumulation period                                                    1,280,912          4,454,472           2,317,922
Net assets applicable to contracts in
payment period                                                                 -              9,755                   -
                                                                           -----              -----               -----
Total net assets                                                      $1,280,912         $4,464,227          $2,317,922
                                                                      ==========         ==========          ==========
Accumulation units outstanding                                         1,413,306          3,585,201           1,866,603
                                                                       =========          =========           =========
Net asset value per accumulation unit                                     $ 0.91             $ 1.24              $ 1.24
                                                                          ======             ======              ======

Assets                                                                     EHI                EDI                EPD
Investments in shares of mutual funds and portfolios:
   at cost                                                            $2,227,481         $7,853,037           $ 342,128
                                                                      ----------         ----------           ---------
   at market value                                                    $2,193,489         $7,569,862           $ 345,324
Dividends receivable                                                           -                  -                   -
Accounts receivable from American Enterprise Life
for contract purchase payments                                            71,716              8,978               6,489
Receivable from mutual funds and portfolios
for share redemptions                                                          -                  -                   -
                                                                            ----              -----               -----
Total assets                                                           2,265,205          7,578,840             351,813
                                                                       =========          =========             =======

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                             2,159              7,997                 285
Contract terminations                                                          -                  -                   -
Issue and administrative fee                                                 259                960                  34
Payable to mutual funds and portfolios
for investments purchased                                                 71,716              8,978               6,489
                                                                          ------              -----               -----
Total liabilities                                                         74,134             17,935               6,808
                                                                          ------             ------               -----
Net assets applicable to contracts in
accumulation period                                                    2,191,071          7,560,905             345,005
Net assets applicable to contracts in
payment period                                                                 -                  -                   -
                                                                           -----              -----               -----
Total net assets                                                      $2,191,071         $7,560,905           $ 345,005
                                                                      ==========         ==========           =========
Accumulation units outstanding                                         2,184,723          5,962,803             344,284
                                                                       =========          =========             =======
Net asset value per accumulation unit                                     $ 1.00             $ 1.27              $ 1.00
                                                                          ======             ======              ======
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

Statements of Net Assets (continued)                                                                           Dec. 31, 1998

                                                                              Segregated Asset Subaccounts

Assets                                                         EGI                EPG               EHY                EPH
Investments in shares of mutual funds and portfolios:
   at cost                                                 $17,247,341         $269,558         $5,578,406         $ 129,521
                                                           -----------         --------         ----------         ---------
   at market value                                         $19,601,597         $282,397         $5,105,979         $ 131,146
Dividends receivable                                                 -                -                  -                 -
Accounts receivable from American Enterprise Life
for contract purchase payments                                  37,894            2,714                470             3,082
Receivable from mutual funds and portfolios
for share redemptions                                                -                -                  -                 -
                                                                ------            -----              -----             -----
Total assets                                                19,639,491          285,111          5,106,449           134,228
                                                            ==========          =======          =========           =======

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                  20,667              237              5,400               106
Contract terminations                                                -                -                  -                 -
Issue and administrative fee                                     2,480               29                648                13
Payable to mutual funds and portfolios
for investments purchased                                       37,894            2,714                470             3,082
                                                                ------            -----                ---             -----
Total liabilities                                               61,041            2,980              6,518             3,201
                                                                ------            -----              -----             -----
Net assets applicable to contracts in
accumulation period                                         19,576,445          282,131          5,096,187           131,027
Net assets applicable to contracts in
payment period                                                   2,005                -              3,744                 -
                                                                 -----            -----              -----             -----
Total net assets                                           $19,578,450         $282,131         $5,099,931         $ 131,027
                                                           ===========         ========         ==========         =========
Accumulation units outstanding                               9,160,761          238,893          3,845,657           129,821
                                                             =========          =======          =========           =======
Net asset value per accumulation unit                           $ 2.14           $ 1.18             $ 1.33            $ 1.01
                                                                ======           ======             ======            ======

                                                                                                  Combined
                                                                                                  Variable
Assets                                                         ENO                 EPV             Account
Investments in shares of mutual funds and portfolios:
   at cost                                                 $ 9,465,991         $151,480      $ 112,129,630
                                                           -----------         --------      -------------
   at market value                                         $13,078,393         $170,792      $ 121,141,871
Dividends receivable                                                 -                -             56,416
Accounts receivable from American Enterprise Life
for contract purchase payments                                       -            2,108            229,294
Receivable from mutual funds and portfolios
for share redemptions                                           34,225                -             93,826
                                                                ------            -----             ------
Total Assets                                                13,112,618          172,900        121,521,407
                                                            ==========          =======        ===========

Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                  13,815              142            126,605
Contract terminations                                           34,225                -             91,876
Issue and administrative fee                                     1,658               17             15,196
Payable to mutual funds and portfolios
for investments purchased                                            -            2,108            237,273
                                                                 -----            -----            -------
Total liabilities                                               49,698            2,267            470,950
                                                                ------            -----            -------
Net assets applicable to contracts in
accumulation period                                         13,062,176          170,633        121,005,122
Net assets applicable to contracts in
payment period                                                     744                -             45,335
                                                                   ---            -----             ------
Total net assets                                           $13,062,920         $170,633
                                                           ===========         ========
Accumulation units outstanding                               5,798,150          124,563
                                                             =========          =======
Net asset value per accumulation unit                           $ 2.25           $ 1.37
                                                                ======           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

Statements of Operations                                                                    Year ended Dec. 31, 1998

                                                                              Segregated Asset Subaccounts

Investment income                                                       EGN                EIN                 EVA
Dividend income from mutual funds and portfolios                     $ 42,518            $ 7,628            $104,609
Expenses:
Mortality and expense risk fee                                         17,723              6,286              12,205
Administrative charge                                                   2,127                754               1,464
                                                                        -----                ---               -----
Total expenses                                                         19,850              7,040              13,669
                                                                       ------              -----              ------
Investment income (loss) - net                                         22,668                588              90,940
                                                                       ------                ---              ------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                    33,010             13,508              16,585
Cost of investments sold                                               34,886             14,104              16,107
                                                                       ------             ------              ------
Net realized gain (loss) on investments                                (1,876)              (596)                478
Net change in unrealized appreciation or
depreciation of investments                                           407,899             23,090             262,764
                                                                      -------             ------             -------
Net gain (loss) on investments                                        406,023             22,494             263,242
                                                                      -------             ------             -------
Net increase (decrease) in net assets
resulting from operations                                            $428,691           $ 23,082            $354,182
                                                                     ========           ========            ========


Investment income                                                        EIG*              EVL*               ELA
Dividend income from mutual funds and portfolios                        $ 661                $ -            $ 29,722
Expenses:
Mortality and expense risk fee                                            220                241              13,242
Administrative charge                                                      27                 29               1,589
                                                                           --                 --               -----
Total expenses                                                            247                270              14,831
                                                                          ---                ---              ------
Investment income (loss) - net                                            414               (270)             14,891
                                                                          ---               ----              ------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                         -                  -             152,264
Cost of investments sold                                                    -                  -             184,817
                                                                          ---                ---             -------
Net realized gain (loss) on investments                                     -                  -             (32,553)
Net change in unrealized appreciation or
depreciation of investments                                            11,271              2,047            (577,580)
Net gain (loss) on investments                                         11,271              2,047            (610,133)
                                                                       ------              -----            --------
Net increase (decrease) in net assets
resulting from operations                                            $ 11,685            $ 1,777          $ (595,242)
                                                                     ========            =======          ==========
*For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Operations (continued)                                                   Year ended Dec. 31, 1998

                                                                          Segregated Asset Subaccounts

Investment income                                                EPA                 EAG                  ECR
Dividend income from mutual funds and portfolios              $ 23,519            $ 354,606           $ 704,897
Expenses:
Mortality and expense risk fee                                  10,474               56,221              95,285
Administrative charge                                            1,257                6,747              11,434
                                                                 -----                -----              ------
Total expenses                                                  11,731               62,968             106,719
                                                                ------               ------             -------
Investment income (loss) - net                                  11,788              291,638             598,178
                                                                ------              -------             -------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                            110,831              226,233             297,921
Cost of investments sold                                       176,676              217,209             266,065
                                                               -------              -------             -------
Net realized gain (loss) on investments                        (65,845)               9,024              31,856
Net change in unrealized appreciation or
depreciation of investments                                    (73,104)            (224,339)            957,259
                                                               -------             --------             -------
Net gain (loss) on investments                                (138,949)            (215,315)            989,115
                                                              --------             --------             -------
Net increase (decrease) in net assets
resulting from operations                                   $ (127,161)            $ 76,323          $1,587,293
                                                            ==========             ========          ==========

Investment income                                                EGD                  EIE                 EMG
Dividend income from mutual funds and portfolios               $ 4,537             $ 36,948           $886,695
Expenses:
Mortality and expense risk fee                                   8,135               32,485             82,016
Administrative charge                                              976                3,898              9,842
                                                                   ---                -----              -----
Total expenses                                                   9,111               36,383             91,858
                                                                 -----               ------             ------
Investment income (loss) - net                                  (4,574)                 565            794,837
                                                                ------                  ---            -------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                             20,854               83,965            135,373
Cost of investments sold                                        20,096               81,732            129,027
                                                                ------               ------            -------
Net realized gain (loss) on investments                            758                2,233              6,346
Net change in unrealized appreciation or
depreciation of investments                                    190,924              259,084             55,365
                                                               -------              -------             ------
Net gain (loss) on investments                                 191,682              261,317             61,711
                                                               -------              -------             ------
Net increase (decrease) in net assets
resulting from operations                                    $ 187,108            $ 261,882           $856,548
                                                             =========            =========           ========
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account
Statements of Operations (continued)                                                   Year ended Dec. 31, 1998

                                                                           Segregated Asset Subaccounts

Investment Income                                                  EMS                 ESI                ESB
Dividend income from mutual funds and portfolios                $ 30,212           $ 415,320           $ 84,155
Expenses:
Mortality and expense risk fee                                     7,605              68,547             18,396
Administrative charge                                                912               8,226              2,207
                                                                     ---               -----              -----
Total expenses                                                     8,517              76,773             20,603
                                                                   -----              ------             ------
Investment income (loss) - net                                    21,695             338,547             63,552
                                                                  ------             -------             ------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                              967,780              86,664             43,264
Cost of investments sold                                         967,779              89,531             41,803
Net realized gain (loss) on investments                                1              (2,867)             1,461
Net change in unrealized appreciation or
depreciation of investments                                            3            (378,318)           484,609
                                                                       -            --------            -------
Net gain (loss) on investments                                         4            (381,185)           486,070
                                                                       -            --------            -------
Net increase (decrease) in net assets
resulting from operations                                       $ 21,699           $ (42,638)          $549,622
                                                                ========           =========           ========

Investment Income                                                  EWG                 EEQ               EMD
Dividend income from mutual funds and portfolios                $ 48,794             $ 8,308          $ 321,436
Expenses:
Mortality and expense risk fee                                    13,834               7,920            126,642
Administrative charge                                              1,660                 950             15,197
                                                                   -----                 ---             ------
Total expenses                                                    15,494               8,870            141,839
                                                                  ------               -----            -------
Investment income (loss) - net                                    33,300                (562)           179,597
                                                                  ------                ----            -------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                               45,043              20,230            434,268
Cost of investments sold                                          32,458              21,528            382,221
                                                                  ------              ------            -------
Net realized gain (loss) on investments                           12,585              (1,298)            52,047
Net change in unrealized appreciation or
depreciation of investments                                      115,011              26,311            162,352
                                                                 -------              ------            -------
Net gain (loss) on investments                                   127,596              25,013            214,399
                                                                 -------              ------            -------
Net increase (decrease) in net assets
resulting from operations                                       $160,896            $ 24,451          $ 393,996
                                                                ========            ========          =========
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Operations (continued)                                                     Year ended Dec. 31, 1998

                                                                              Segregated Asset Subaccounts

Investment Income                                                     ESC                EUS                 EGR
Dividend income from mutual funds and portfolios                    $ 7,123           $236,931            $ 22,257
Expenses:
Mortality and expense risk fee                                        8,041             43,871              12,944
Administrative charge                                                   965              5,265               1,553
                                                                        ---              -----               -----
Total expenses                                                        9,006             49,136              14,497
                                                                      -----             ------              ------
Investment income (loss) - net                                       (1,883)           187,795               7,760
                                                                     ------            -------               -----

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                  12,668            155,961              35,950
Cost of investments sold                                             13,669            152,365              41,795
                                                                     ------            -------              ------
Net realized gain (loss) on investments                              (1,001)             3,596              (5,845)
Net change in unrealized appreciation or
depreciation of investments                                         (85,769)            35,291             250,221
                                                                    -------             ------             -------
Net gain (loss) on investments                                      (86,770)            38,887             244,376
                                                                    -------             ------             -------
Net increase (decrease) in net assets
resulting from operations                                         $ (88,653)          $226,682            $252,136
                                                                  =========           ========            ========

Investment Income                                                     EHI                EDI                  EPD*
Dividend income from mutual funds and portfolios                   $ 10,518          $ 295,632                 $ -
Expenses:
Mortality and expense risk fee                                       11,925             76,237                 420
Administrative charge                                                 1,431              9,149                  50
                                                                      -----              -----                  --
Total expenses                                                       13,356             85,386                 470
                                                                     ------             ------                 ---
Investment income (loss) - net                                       (2,838)           210,246                (470)
                                                                     ------            -------                ----

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                                  44,461            251,010               2,006
Cost of investments sold                                             46,912            264,273               1,987
                                                                     ------            -------               -----
Net realized gain (loss) on investments                              (2,451)           (13,263)                 19
Net change in unrealized appreciation or
depreciation of investments                                         (33,388)          (445,119)              3,196
                                                                    -------           --------               -----
Net gain (loss) on investments                                      (35,839)          (458,382)              3,215
                                                                    -------           --------               -----
Net increase (decrease) in net assets
resulting from operations                                         $ (38,677)         $(248,136)            $ 2,745
                                                                  =========          =========             =======
*For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Operations (continued)                                                                 Year ended Dec. 31, 1998

                                                                                 Segregated Asset Subaccounts

Investment Income                                               EGI                EPG*              EHY               EPH*
Dividend income from mutual funds and portfolios             $1,807,943              $ -          $ 355,346               $ -
Expenses:
Mortality and expense risk fee                                  199,077              367             56,225               159
Administrative charge                                            23,889               44              6,747                19
                                                                 ------               --              -----                --
Total expenses                                                  222,966              411             62,972               178
                                                                -------              ---             ------               ---
Investment income (loss) - net                                1,584,977             (411)           292,374              (178)
                                                              ---------             ----            -------              ----

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios :
Proceeds from sales                                             612,478                -            274,195             7,010
Cost of investments sold                                        561,083                -            286,387             6,826
                                                                -------           ------            -------             -----
Net realized gain (loss) on investments                          51,395                -            (12,192)              184
Net change in unrealized appreciation or
depreciation of investments                                     430,830           12,839           (714,913)            1,625
                                                                -------           ------           --------             -----
Net gain (loss) on investments                                  482,225           12,839           (727,105)            1,809
                                                                -------           ------           --------             -----
Net increase (decrease) in net assets
resulting from operations                                    $2,067,202          $12,428          $(434,731)          $ 1,631
                                                             ==========          =======          =========           =======

                                                                                                    Combined
                                                                                                    Variable
Investment Income                                                ENO                 EPV*            Account
Dividend income from mutual funds and portfolios              $ 134,478              $ -         $ 5,974,793
Expenses:
Mortality and expense risk fee                                  130,471              210           1,117,424
Administrative charge                                            15,656               25             134,089
                                                                 ------               --             -------
Total expenses                                                  146,127              235           1,251,513
                                                                -------              ---           ---------
Investment income (loss) - net                                  (11,649)            (235)          4,723,280
                                                                -------             ----           ---------

Realized and unrealized gain (loss)
on investments - net

Realized gain (loss) on sales of investments
in mutual funds and portfolios :
Proceeds from sales                                             599,790                -           4,683,322
Cost of investments sold                                        486,575                -           4,537,911
                                                                -------             ----           ---------
Net realized gain (loss) on investments                         113,215                -             145,411
Net change in unrealized appreciation or
depreciation of investments                                   2,107,898           19,312           3,286,671
                                                              ---------           ------           ---------
Net gain (loss) on investments                                2,221,113           19,312           3,432,082
                                                              ---------           ------           ---------
Net increase (decrease) in net assets
resulting from operations                                   $ 2,209,464          $19,077         $ 8,155,362
                                                            ===========          =======         ===========
*For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Changes in Net Assets                                               Year ended Dec. 31, 1998

                                                                       Segregated Asset Subaccounts

Operations                                                     EGN                EIN                 EVA
Investment income (loss) - net                              $ 22,668              $ 588            $ 90,940
Net realized gain (loss) on investments                       (1,876)              (596)                478
Net change in unrealized appreciation or
depreciation of investments                                  407,899             23,090             262,764
                                                             -------             ------             -------
Net increase (decrease) in net assets
resulting from operations                                    428,691             23,082             354,182
                                                             =======             ======             =======

Contract transactions
Contract purchase payments                                 2,294,919            871,262           1,616,894
Net transfers**                                              507,185             73,375             381,890
Annuity payments                                                   -                  -                   -
Contract terminations:
Surrender benefits and contract charges                      (50,440)           (20,202)            (25,796)
Death benefits                                                (8,537)            (1,868)             (5,952)
                                                              ------             ------              ------
Increase (decrease) from contract transactions             2,743,127            922,567           1,967,036
                                                           ---------            -------           ---------
Net assets at beginning of year                               71,290             58,546              67,757
                                                              ------             ------              ------
Net assets at end of year                                 $3,243,108         $1,004,195          $2,388,975
                                                          ==========         ==========          ==========

Accumulation unit activity
Units outstanding at beginning of year                        69,062             57,468              65,875
Contracts purchase payments                                2,053,004            768,632           1,418,576
Net transfers**                                              446,157             65,124             327,920
Contract terminations:
Surrender benefits and contract charges                      (65,823)           (24,010)            (28,544)
Death benefits                                                (7,218)            (1,658)             (4,926)
                                                              ------             ------              ------
Units outstanding at end of year                           2,495,182            865,556           1,778,901
                                                           =========            =======           =========

Operations                                                      EIG*              EVL*               ELA
Investment income (loss) - net                                 $ 414             $ (270)             14,891
Net realized gain (loss) on investments                            -                  -             (32,553)
Net change in unrealized appreciation or
depreciation of investments                                   11,271              2,047            (577,580)
                                                              ------              -----            --------
Net increase (decrease) in net assets
resulting from operations                                     11,685              1,777            (595,242)
                                                              ======              =====            ========

Contract transactions
Contract purchase payments                                   145,432            168,873              41,586
Net transfers**                                               13,994              5,985             160,481
Annuity payments                                                   -                  -                   -
Contract terminations:
Surrender benefits and contract charges                          (20)               (20)            (90,507)
Death benefits                                                     -                  -              (3,746)
                                                               -----              -----              ------
Increase (decrease) from contract transactions               159,406            174,838             107,814
                                                             -------            -------             -------
Net assets at beginning of year                                    -                  -           1,347,419
                                                             -------            -------           ---------
Net assets at end of year                                  $ 171,091          $ 176,615           $ 859,991
                                                           =========          =========           =========

Accumulation unit activity
Units outstanding at beginning of year                             -                  -           1,004,189
Contracts purchase payments                                  125,200            151,797              37,021
Net transfers**                                               11,668              5,387             166,167
Contract terminations:
Surrender benefits and contract charges                         (100)              (106)            (89,384)
Death benefits                                                     -                  -              (2,950)
                                                               -----              -----              ------
Units outstanding at end of year                             136,768            157,078           1,115,043

*For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Changes in Net Assets (continued)                                           Year ended Dec. 31, 1998

                                                                             Segregated Asset Subaccounts

Operations                                                          EPA                 EAG                  ECR
Investment income (loss) - net                                   $ 11,788            $ 291,638           $ 598,178
Net realized gain (loss) on investments                           (65,845)               9,024              31,856
Net change in unrealized appreciation or
depreciation of investments                                       (73,104)            (224,339)            957,259
                                                                  -------             --------             -------
Net increase (decrease) in net assets
resulting from operations                                        (127,161)              76,323           1,587,293
                                                                 --------               ------           ---------

Contract transactions
Contract purchase payments                                         39,493            1,944,651           3,114,006
Net transfers*                                                    367,634               11,902            (245,243)
Annuity payments                                                        -                 (343)               (385)
Contract terminations:
Surrender benefits and contract charges                           (88,956)            (292,481)           (529,563)
Death benefits                                                     (2,828)             (13,088)            (21,950)
                                                                   ------              -------             -------
Increase (decrease) from contract transactions                    315,343            1,650,641           2,316,865
                                                                  -------            ---------           ---------
Net assets at beginning of year                                   782,584            3,969,869           5,940,965
                                                                  -------            ---------           ---------
Net assets at end of year                                        $970,766           $5,696,833          $9,845,123
                                                                 ========           ==========          ==========

Accumulation unit activity
Units outstanding at beginning of year                            979,513            2,434,211           3,812,754
Contracts purchase payments                                        56,556            1,189,822           1,848,700
Net transfers*                                                    543,274               27,517            (146,994)
Contract terminations:
Surrender benefits and contract charges                          (133,733)            (191,090)           (338,414)
Death benefits                                                     (3,816)              (7,562)            (12,861)
                                                                   ------               ------             -------
Units outstanding at end of year                                1,441,794            3,452,898           5,163,185
                                                                =========            =========           =========


Operations                                                          EGD                  EIE                 EMG
Investment income (loss) - net                                   $ (4,574)               $ 565           $794,837
Net realized gain (loss) on investments                               758                2,233              6,346
Net change in unrealized appreciation or
depreciation of investments                                       190,924              259,084             55,365
                                                                  -------              -------             ------
Net increase (decrease) in net assets
resulting from operations                                         187,108              261,882            856,548
                                                                  =======              =======            =======

Contract transactions
Contract purchase payments                                      1,111,110              930,453          3,376,704
Net transfers*                                                    126,930              321,751            (21,220)
Annuity payments                                                        -                 (337)              (118)
Contract terminations:
Surrender benefits and contract charges                           (25,802)            (132,893)          (335,067)
Death benefits                                                     (5,911)              (6,075)           (25,390)
                                                                   ------               ------            -------
Increase (decrease) from contract transactions                  1,206,327            1,112,899          2,994,909
                                                                ---------            ---------          ---------
Net assets at beginning of year                                    72,048            1,806,397          4,712,728
                                                                   ------            ---------          ---------
Net assets at end of year                                     $ 1,465,483          $ 3,181,178         $8,564,185
                                                              ===========          ===========         ==========

Accumulation unit activity
Units outstanding at beginning of year                             68,572            1,413,420          2,944,208
Contracts purchase payments                                       965,321              650,786          2,000,537
Net transfers*                                                    108,613              223,131            (16,062)
Contract terminations:
Surrender benefits and contract charges                           (29,255)            (101,940)          (229,369)
Death benefits                                                     (4,928)              (4,205)           (14,848)
                                                                   ------               ------            -------
Units outstanding at end of year                                1,108,323            2,181,192          4,684,466
                                                                =========            =========          =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Changes in Net Assets (continued)                                       Year ended Dec. 31, 1998

                                                                          Segregated Asset Subaccounts

Operations                                                        EMS                ESI                 ESB
Investment income (loss) - net                                 $ 21,695           $ 338,547           $ 63,552
Net realized gain (loss) on investments                               1              (2,867)             1,461
Net change in unrealized appreciation or
depreciation of investments                                           3            (378,318)           484,609
                                                                      -            --------            -------
Net increase (decrease) in net assets
resulting from operations                                        21,699             (42,638)           549,622
                                                                 ======             =======            =======

Contract transactions
Contract purchase payments                                      691,275           4,304,628          2,339,421
Net transfers*                                                  (85,043)            243,040            716,240
Annuity payments                                                      -                 (74)                 -
Contract terminations:
Surrender benefits and contract charges                         (28,396)           (297,229)           (50,428)
Death benefits                                                        -             (28,304)            (3,329)
                                                                 ------             -------             ------
Increase (decrease) from contract transactions                  577,836           4,222,061          3,001,904
                                                                -------           ---------          ---------
Net assets at beginning of year                                 259,265           3,374,186             70,780
                                                                -------           ---------             ------
Net assets at end of year                                     $ 858,800         $ 7,553,609         $3,622,306
                                                              =========         ===========         ==========

Accumulation unit activity
Units outstanding at beginning of year                          231,256           2,543,718             69,342
Contracts purchase payments                                     635,551           3,245,320          2,055,777
Net transfers*                                                  (79,775)            183,324            627,096
Contract terminations:
Surrender benefits and contract charges                         (37,731)           (262,248)           (69,868)
Death benefits                                                        -             (21,199)            (2,682)
                                                                  -----             -------             ------
Units outstanding at end of year                                749,301           5,688,915          2,679,665
                                                                =======           =========          =========


Operations                                                        EWG                 EEQ               EMD
Investment income (loss) - net                                 $ 33,300              $ (562)         $ 179,597
Net realized gain (loss) on investments                          12,585              (1,298)            52,047
Net change in unrealized appreciation or
depreciation of investments                                     115,011              26,311            162,352
                                                                -------              ------            -------
Net increase (decrease) in net assets
resulting from operations                                       160,896              24,451            393,996
                                                                =======              ======            =======

Contract transactions
Contract purchase payments                                    1,373,607           1,090,988          3,841,529
Net transfers*                                                  674,282             100,577            (56,698)
Annuity payments                                                      -                   -               (398)
Contract terminations:
Surrender benefits and contract charges                         (23,615)            (25,944)          (574,790)
Death benefits                                                   (5,400)             (2,161)           (29,195)
                                                                 ------              ------            -------
Increase (decrease) from contract transactions                2,018,874           1,163,460          3,180,448
                                                              ---------           ---------          ---------
Net assets at beginning of year                                  63,395              67,197          7,890,348
                                                                 ------              ------          ---------
Net assets at end of year                                    $2,243,165          $1,255,108        $11,464,792
                                                             ==========          ==========        ===========

Accumulation unit activity
Units outstanding at beginning of year                           61,836              62,532          4,133,891
Contracts purchase payments                                   1,137,667             948,058          1,900,213
Net transfers*                                                  556,795              86,550            (26,926)
Contract terminations:
Surrender benefits and contract charges                         (30,825)            (36,464)          (306,457)
Death benefits                                                   (4,466)             (1,908)           (14,411)
                                                                 ------              ------            -------
Units outstanding at end of year                              1,721,007           1,058,768          5,686,310
                                                              =========           =========          =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account

Statements of Changes in Net Assets (continued)                                            Year ended Dec. 31, 1998

                                                                               Segregated Asset Subaccounts

Operations                                                              ESC                EUS                 EGR
Investment income (loss) - net                                      $ (1,883)          $187,795             $ 7,760
Net realized gain (loss) on investments                               (1,001)             3,596              (5,845)
Net change in unrealized appreciation or
depreciation of investments                                          (85,769)            35,291             250,221
                                                                     -------             ------             -------
Net increase (decrease) in net assets
resulting from operations                                            (88,653)           226,682             252,136
                                                                     =======            =======             =======

Contract transactions
Contract purchase payments                                         1,212,619          1,445,321           1,765,902
Net transfers**                                                       98,518            411,022             262,936
Annuity payments                                                           -               (712)                  -
Contract terminations:
Surrender benefits and contract charges                              (27,460)          (221,642)            (28,552)
Death benefits                                                        (1,781)           (30,268)             (2,287)
                                                                      ------            -------              ------
Increase (decrease) from contract transactions                     1,281,896          1,603,721           1,997,999
                                                                   ---------          ---------           ---------
Net assets at beginning of year                                       87,669          2,633,824              67,787
                                                                      ------          ---------              ------
Net assets at end of year                                         $1,280,912         $4,464,227          $2,317,922
                                                                  ==========         ==========          ==========

Accumulation unit activity
Units outstanding at beginning of year                                86,771          2,252,972              66,744
Contracts purchase payments                                        1,258,910          1,226,423           1,614,977
Net transfers**                                                      108,531            335,204             230,326
Contract terminations:
Surrender benefits and contract charges                              (38,822)          (204,011)            (43,427)
Death benefits                                                        (2,084)           (25,387)             (2,017)
                                                                      ------            -------              ------
Units outstanding at end of year                                   1,413,306          3,585,201           1,866,603
                                                                   =========          =========           =========


Operations                                                             EHI                EDI                  EPD*
Investment income (loss) - net                                      $ (2,838)         $ 210,246              $ (470)
Net realized gain (loss) on investments                               (2,451)           (13,263)                 19
Net change in unrealized appreciation or
depreciation of investments                                          (33,388)          (445,119)              3,196
                                                                     -------           --------               -----
Net increase (decrease) in net assets
resulting from operations                                            (38,677)          (248,136)              2,745
                                                                     =======           ========               =====

Contract transactions
Contract purchase payments                                         1,704,341          3,896,228             317,874
Net transfers**                                                      481,070            204,479              24,457
Annuity payments                                                           -                  -                   -
Contract terminations:
Surrender benefits and contract charges                              (26,820)          (372,930)                (71)
Death benefits                                                        (6,846)           (26,715)                  -
                                                                      ------            -------               -----
Increase (decrease) from contract transactions                     2,151,745          3,701,062             342,260
                                                                   ---------          ---------             -------
Net assets at beginning of year                                       78,003          4,107,979                   -
                                                                      ------          ---------             -------
Net assets at end of year                                         $2,191,071         $7,560,905           $ 345,005
                                                                  ==========         ==========           =========

Accumulation unit activity
Units outstanding at beginning of year                                76,928          3,150,958                   -
Contracts purchase payments                                        1,670,612          3,003,542             320,558
Net transfers**                                                      488,656            154,556              24,493
Contract terminations:
Surrender benefits and contract charges                              (44,629)          (325,760)               (767)
Death benefits                                                        (6,844)           (20,493)                  -
                                                                      ------            -------               -----
Units outstanding at end of year                                   2,184,723          5,962,803             344,284
                                                                   =========          =========             =======

*For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Changes in Net Assets (continued)                                                   Year ended Dec. 31, 1998

                                                                             Segregated Asset Subaccounts

Operations                                                    EGI                EPG*              EHY               EPH*
Investment income (loss) - net                            $1,584,977           $ (411)         $ 292,374            $ (178)
Net realized gain (loss) on investments                       51,395                -            (12,192)              184
Net change in unrealized appreciation or
depreciation of investments                                  430,830           12,839           (714,913)            1,625
                                                             -------           ------           --------             -----
Net increase (decrease) in net assets
resulting from operations                                  2,067,202           12,428           (434,731)            1,631
                                                           =========           ======           ========             =====

Contract transactions
Contract purchase payments                                 6,003,340          217,969          2,388,156           123,989
Net transfers**                                              336,195           53,032            126,428             5,437
Annuity payments                                                (443)               -               (329)                -
Contract terminations:
Surrender benefits and contract charges                     (918,096)          (1,298)          (271,971)              (30)
Death benefits                                               (23,141)               -            (25,120)                -
                                                             -------            -----            -------             -----
Increase (decrease) from contract transactions             5,397,855          269,703          2,217,164           129,396
                                                           ---------          -------          ---------           -------

Net assets at beginning of year                           12,113,393                -          3,317,498                 -
                                                          ----------           ------          ---------             -----
Net assets at end of year                                $19,578,450         $282,131         $5,099,931         $ 131,027
                                                         ===========         ========         ==========         =========

Accumulation unit activity
Units outstanding at beginning of year                     6,452,046                -          2,321,011                 -
Contracts purchase payments                                3,037,405          194,565          1,659,150           124,704
Net transfers**                                              176,523           45,511             98,646             5,393
Contract terminations:
Surrender benefits and contract charges                     (492,893)          (1,183)          (215,599)             (276)
Death benefits                                               (12,320)               -            (17,551)                -
                                                             -------            -----            -------             -----
Units outstanding at end of year                           9,160,761          238,893          3,845,657           129,821
                                                           =========          =======          =========           =======


Operations                                                    ENO                 EPV*           Account
Investment income (loss) - net                             $ (11,649)          $ (235)       $ 4,723,280
Net realized gain (loss) on investments                      113,215                -            145,411
Net change in unrealized appreciation or
depreciation of investments                                2,107,898           19,312          3,286,671
                                                           ---------           ------          ---------
Net increase (decrease) in net assets
resulting from operations                                  2,209,464           19,077          8,155,362
                                                           =========           ======          =========

Contract transactions
Contract purchase payments                                 3,248,421          133,430         51,754,421
Net transfers**                                             (206,315)          19,349          5,113,670
Annuity payments                                                 (27)               -             (3,166)
Contract terminations:
Surrender benefits and contract charges                     (563,223)          (1,223)        (5,025,465)
Death benefits                                               (24,012)               -           (303,904)
                                                             -------            -----           --------
Increase (decrease) from contract transactions             2,454,844          151,556         51,535,556
                                                           ---------          -------         ----------

Net assets at beginning of year                            8,398,612                -         61,359,539
                                                           ---------           ------         ----------
Net assets at end of year                                $13,062,920         $170,633      $ 121,050,457
                                                         ===========         ========      =============

Accumulation unit activity
Units outstanding at beginning of year                     4,575,051                -
Contracts purchase payments                                1,636,811          110,435
Net transfers**                                              (95,440)          15,147
Contract terminations:
Surrender benefits and contract charges                     (306,558)          (1,019)
Death benefits                                               (11,714)               -
                                                             -------           ------
Units outstanding at end of year                           5,798,150          124,563
                                                           =========          =======

*For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.
See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account


Statements of Changes in Net Assets                                           Year ended Dec. 31, 1997

                                                                     Segregated Asset Subaccount
Operations                                                       EGN*             EIN*            EVA*
Investment income (loss) - net                                   $ (6)           $ 660         $ 1,408
Net realized gain (loss) on investments                             -                -               -
Net change in unrealized appreciation or
depreciation of investments                                       714             (310)           (991)
                                                                  ---             ----            ----
Net increase (decrease) in net assets
resulting from operations                                         708              350             417
                                                                  ===              ===             ===

Contract transactions
Contract purchase payments                                     70,582           58,196          66,156
Net transfers**                                                     -                -           1,184
Annuity payments                                                    -                -               -
Contract terminations:
Surrender benefits and contract charges                             -                -               -
Death benefits                                                      -                -               -
                                                                -----            -----           -----
Increase (decrease) from contract transactions                 70,582           58,196          67,340
                                                               ------           ------          ------
Net assets at beginning of year                                     -                -               -
                                                               ------           ------          ------
Net assets at end of year                                    $ 71,290         $ 58,546        $ 67,757
                                                             ========         ========        ========

Accumulation unit activity
Units outstanding at beginning of year                              -                -               -
Contract purchase payments                                     69,062           57,468          64,716
Net transfers**                                                     -                -           1,159
Contract terminations:
Surrender benefits  and contract charges                            -                -               -
Death benefits                                                      -                -               -
                                                                -----            -----           -----
Units outstanding at end of year                               69,062           57,468          65,875
                                                               ======           ======          ======


Operations                                                      ELA              EPA              EAG
Investment income (loss) - net                              $ (16,595)        $ (2,559)        $291,712
Net realized gain (loss) on investments                        10,752            8,365            5,719
Net change in unrealized appreciation or
depreciation of investments                                   102,825         (477,894)          52,964
                                                              -------         --------           ------
Net increase (decrease) in net assets
resulting from operations                                      96,982         (472,088)         350,395
                                                               ======         ========          =======

Contract transactions
Contract purchase payments                                    524,916          521,520        1,753,076
Net transfers**                                                20,467           50,856          110,988
Annuity payments                                                    -                -             (140)
Contract terminations:
Surrender benefits and contract charges                       (81,703)         (45,870)        (182,947)
Death benefits                                                 (1,371)          (1,252)          (3,235)
                                                               ------           ------           ------
Increase (decrease) from contract transactions                462,309          525,254        1,677,742
                                                              -------          -------        ---------
Net assets at beginning of year                               788,128          729,418        1,941,732
                                                              -------          -------        ---------
Net assets at end of year                                  $1,347,419         $782,584       $3,969,869
                                                           ==========         ========       ==========

Accumulation unit activity
Units outstanding at beginning of year                        663,497          530,176        1,323,955
Contract purchase payments                                    387,161          410,360        1,158,663
Net transfers**                                                16,318           79,558           75,131
Contract terminations:
Surrender benefits  and contract charges                      (61,787)         (39,670)        (121,302)
Death benefits                                                 (1,000)            (911)          (2,236)
                                                               ------             ----           ------
Units outstanding at end of year                            1,004,189          979,513        2,434,211
                                                            =========          =======        =========

*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

Statements of Changes in Net Assets (continued)                                        Year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount
Operations                                                           ECR               EGD*               EIE
Investment income (loss) - net                                   $ 89,908            $ (27)            $ 34,998
Net realized gain (loss) on investments                             8,855                -                1,875
Net change in unrealized appreciation or
depreciation of investments                                       780,121            1,378              (56,555)
                                                                  -------            -----              -------
Net increase (decrease) in net assets
resulting from operations                                         878,884            1,351              (19,682)
                                                                  =======            =====              =======

Contract transactions
Contract purchase payments                                      2,409,335           70,697              978,359
Net transfers* *                                                  (33,041)               -               62,561
Annuity payments                                                     (138)               -                 (133)
Contract terminations:
Surrender benefits and contract charges                          (297,350)               -              (63,562)
Death benefits                                                     (5,701)               -               (1,267)
                                                                   ------           ------               ------
Increase (decrease) from contract transactions                  2,073,105           70,697              975,958
                                                                ---------           ------              -------
Net assets at beginning of year                                 2,988,976                -              850,121
                                                                ---------           ------              -------
Net assets at end of year                                      $5,940,965         $ 72,048           $1,806,397
                                                               ==========         ========           ==========

Accumulation unit activity
Units outstanding at beginning of year                          2,350,045                -              675,237
Contract purchase payments                                      1,696,748           68,572              746,548
Net transfers**                                                   (18,567)               -               44,803
Contract terminations:
Surrender benefits and contract charges                          (211,339)               -              (52,181)
Death benefits                                                     (4,133)               -                 (987)
                                                                   ------            -----                 ----
Units outstanding at end of year                                3,812,754           68,572            1,413,420
                                                                =========           ======            =========



Operations                                                         EMG               EMS                ESI
Investment income (loss) - net                                   $375,811         $ 10,527            $ 206,530
Net realized gain (loss) on investments                             9,422                -                  956
Net change in unrealized appreciation or
depreciation of investments                                       110,879               (2)             (31,454)
                                                                  -------               --              -------
Net increase (decrease) in net assets
resulting from operations                                         496,112           10,525              176,032
                                                                  =======           ======              =======

Contract transactions
Contract purchase payments                                      2,390,284          327,812            1,670,135
Net transfers* *                                                  (72,853)        (234,808)             (29,630)
Annuity payments                                                        -                -                    -
Contract terminations:
Surrender benefits and contract charges                          (192,773)        (100,987)            (139,046)
Death benefits                                                     (7,254)               -               (6,105)
                                                                   ------            -----               ------
Increase (decrease) from contract transactions                  2,117,404           (7,983)           1,495,354
                                                                ---------           ------            ---------
Net assets at beginning of year                                 2,099,212          256,723            1,702,800
                                                                ---------          -------            ---------
Net assets at end of year                                      $4,712,728        $ 259,265          $ 3,374,186
                                                               ==========        =========          ===========

Accumulation unit activity
Units outstanding at beginning of year                          1,545,535          240,823            1,377,190
Contract purchase payments                                      1,581,579          302,938            1,304,174
Net transfers**                                                   (49,221)        (215,723)             (24,030)
Contract terminations:
Surrender benefits and contract charges                          (128,743)         (96,782)            (108,787)
Death benefits                                                     (4,942)               -               (4,829)
                                                                   ------           ------               ------
Units outstanding at end of year                                2,944,208          231,256            2,543,718
                                                                =========          =======            =========

*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Statements of Changes in Net Assets (continued)                                    Year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount

Operations                                                            ESB*            EWG*             EEQ*
Investment income (loss) - net                                       $ 531            $ 78            $ (61)
Net realized gain (loss) on investments                                  -               -                -
Net change in unrealized appreciation or
depreciation of investments                                            415             890            1,774
                                                                       ---             ---            -----
Net increase (decrease) in net assets
resulting from operations                                              946             968            1,713
                                                                       ===             ===            =====

Contract transactions
Contract purchase payments                                          69,834          59,091           65,484
Net transfers**                                                          -           3,336                -
Annuity payments                                                         -               -                -
Contract terminations:
Surrender benefits and contract charges                                  -               -                -
Death benefits                                                           -               -                -
                                                                     -----           -----            -----
Increase (decrease) from contract transactions                      69,834          62,427           65,484
                                                                    ------          ------           ------
Net assets at beginning of year                                          -               -                -
                                                                    ------          ------           ------
Net assets at end of year                                         $ 70,780        $ 63,395         $ 67,197
                                                                  ========        ========         ========

Accumulation unit activity
Units outstanding at beginning of year                                   -               -                -
Contract purchase payments                                          69,342          58,509           62,532
Net transfers**                                                          -           3,327                -
Contract terminations:
Surrender benefits and contract charges                                  -               -                -
Death benefits                                                           -               -                -
                                                                     -----           -----            -----
Units outstanding at end of year                                    69,342          61,836           62,532
                                                                    ======          ======           ======


Operations                                                          EMD               ESC*            EUS
Investment income (loss) - net                                   $ 109,574           $ (80)        $ 84,396
Net realized gain (loss) on investments                            177,525               -             (713)
Net change in unrealized appreciation or
depreciation of investments                                        813,585           1,403           34,690
                                                                   -------           -----           ------
Net increase (decrease) in net assets
resulting from operations                                        1,100,684           1,323          118,373
                                                                 =========           =====          =======

Contract transactions
Contract purchase payments                                       3,105,291          86,346        1,258,037
Net transfers**                                                    106,370               -           45,942
Annuity payments                                                      (139)              -             (280)
Contract terminations:
Surrender benefits and contract charges                           (309,146)              -         (161,220)
Death benefits                                                      (7,479)              -           (9,210)
                                                                    ------           -----           ------
Increase (decrease) from contract transactions                   2,894,897          86,346        1,133,269
                                                                 ---------          ------        ---------
Net assets at beginning of year                                  3,894,767               -        1,382,182
                                                                 ---------          ------        ---------
Net assets at end of year                                       $7,890,348        $ 87,669       $2,633,824
                                                                ==========        ========       ==========

Accumulation unit activity
Units outstanding at beginning of year                           2,462,112               -        1,252,181
Contract purchase payments                                       1,773,647          86,771        1,120,325
Net transfers**                                                     58,720               -           39,842
Contract terminations:
Surrender benefits and contract charges                           (156,347)              -         (151,142)
Death benefits                                                      (4,241)              -           (8,234)
                                                                    ------           -----           ------
Units outstanding at end of year                                 4,133,891          86,771        2,252,972
                                                                 =========          ======        =========

*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account


Statements of Changes in Net Assets (continued)                                             Year ended Dec. 31, 1997

                                                                    Segregated Asset Subaccount

Operations                                           EGR*            EHI*               EDI                   EGI
Investment income (loss) - net                      $ (61)        $ 1,031            $ 129,300             $ 369,097
Net realized gain (loss) on investments                 -               -                1,155                18,759
Net change in unrealized appreciation or
depreciation of investments                           522            (604)              63,866             1,259,777
                                                      ---            ----               ------             ---------
Net increase (decrease) in net assets
resulting from operations                             461             427              194,321             1,647,633
                                                      ===             ===              =======             =========

Contract transactions
Contract purchase payments                         67,326          77,576            1,907,829             5,025,579
Net transfers**                                         -               -              (41,214)              294,386
Annuity payments                                        -               -                    -                  (139)
Contract terminations:
Surrender benefits and contract charges                 -               -             (193,089)             (449,047)
Death benefits                                          -               -               (6,062)               (5,970)
                                                    -----           -----               ------                ------
Increase (decrease) from contract transactions     67,326          77,576            1,667,464             4,864,809
                                                   ------          ------            ---------             ---------
Net assets at beginning of year                         -               -            2,246,194             5,600,951
                                                    -----           -----            ---------             ---------
Net assets at end of year                        $ 67,787        $ 78,003           $4,107,979          $ 12,113,393
                                                 ========        ========           ==========          ============

Accumulation unit activity
Units outstanding at beginning of year                  -               -            1,824,245             3,655,312
Contract purchase payments                         66,744          76,928            1,520,166             2,886,258
Net transfers**                                         -               -              (34,583)              174,142
Contract terminations:
Surrender benefits and contract charges                 -               -             (154,007)             (260,212)
Death benefits                                          -               -               (4,863)               (3,454)
                                                    -----           -----               ------                ------
Units outstanding at end of year                   66,744          76,928            3,150,958             6,452,046
                                                   ======          ======            =========             =========

                                                                                      Combined
                                                                                      Variable
Operations                                          EHY             ENO                Account
Investment income (loss) - net                   $146,576       $ (88,022)          $1,744,726
Net realized gain (loss) on investments             6,778          12,390              261,838
Net change in unrealized appreciation or
depreciation of investments                       153,236       1,339,756            4,150,985
                                                  -------       ---------            ---------
Net increase (decrease) in net assets
resulting from operations                         306,590       1,264,124            6,157,549
                                                  =======       =========            =========

Contract transactions
Contract purchase payments                      1,607,690       2,860,597           27,031,748
Net transfers**                                   (64,211)         55,283              275,616
Annuity payments                                     (141)              -               (1,110)
Contract terminations:
Surrender benefits and contract charges          (133,971)       (277,368)          (2,628,079)
Death benefits                                     (6,245)         (3,272)             (64,423)
                                                   ------          ------              -------
Increase (decrease) from contract transactions  1,403,122       2,635,240           24,613,752
                                                ---------       ---------           ----------
Net assets at beginning of year                 1,607,786       4,499,248           30,588,238
                                                ---------       ---------           ----------
Net assets at end of year                      $3,317,498      $8,398,612          $61,359,539
                                               ==========      ==========          ===========

Accumulation unit activity
Units outstanding at beginning of year          1,270,037       2,979,587
Contract purchase payments                      1,201,158       1,731,364
Net transfers**                                   (42,259)         30,592
Contract terminations:
Surrender benefits and contract charges          (103,191)       (164,430)
Death benefits                                     (4,734)         (2,062)
                                                   ------          ------
Units outstanding at end of year                2,321,011       4,575,051
                                                =========       =========

*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.
See accompanying notes to financial statements.




American Enterprise Variable Annuity Account

Notes to Financial Statements

1. Organization

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount     Invests exclusively in shares of                                Investment Manager

EGN            AIM V.I. Growth and Income Fund                                 A I M Advisors, Inc.
EIN            AIM V.I. International Equity Fund                              A I M Advisors, Inc.
EVA            AIM V.I. Value Fund                                             A I M Advisors, Inc.
EIG            American Century VP Income and Growth Fund                      American Century Investment Management, Inc.
EVL            American Century VP Value Fund                                  American Century Investment Management, Inc.
ELA            GT Global Variable Latin America Fund                           A I M Advisors, Inc.
EPA            GT Global Variable New Pacific Fund                             A I M Advisors, Inc.
EAG            IDS Life Aggressive Growth Fund                                 IDS Life Insurance Company 1
ECR            IDS Life Capital Resource Fund                                  IDS Life Insurance Company 1
EGD            IDS Life Growth Dimensions Fund                                 IDS Life Insurance Company 1
EIE            IDS Life International Equity Fund                              IDS Life Insurance Company 2
EMG            IDS Life Managed Fund                                           IDS Life Insurance Company 1
EMS            IDS Life Moneyshare Fund                                        IDS Life Insurance Company 1
ESI            IDS Life Special Income Fund                                    IDS Life Insurance Company 1
ESB            Janus Aspen Series Balanced Portfolio                           Janus Capital Corporation
EWG            Janus Aspen Series Worldwide Growth Portfolio                   Janus Capital Corporation
EEQ            OCC Accumulation Trust Equity Portfolio                         OpCap Advisors
EMD            OCC Accumulation Trust Managed Portfolio                        OpCap Advisors
ESC            OCC Accumulation Trust Small Cap Portfolio                      OpCap Advisors
EUS            OCC Accumulation Trust U.S. Government Income Portfolio         OpCap Advisors
EGR            Oppenheimer Capital Appreciation Fund/VA                        OppenheimerFunds, Inc.
EHI            Oppenheimer High Income Fund/VA                                 OppenheimerFunds, Inc.
EDI            Putnam VT Diversified Income Fund - Class IA Shares             Putnam Investment Management, Inc.
EPD            Putnam VT Diversified Income Fund - Class IB Shares             Putnam Investment Management, Inc.
EGI            Putnam VT Growth and Income Fund - Class IA Shares              Putnam Investment Management, Inc.
EPG            Putnam VT Growth and Income Fund - Class IB Shares              Putnam Investment Management, Inc.
EHY            Putnam VT High Yield Fund - Class IA Shares                     Putnam Investment Management, Inc.
EPH            Putnam VT High Yield Fund - Class IB Shares                     Putnam Investment Management, Inc.
ENO            Putnam VT New Opportunities Fund - Class IA Shares              Putnam Investment Management, Inc.
EPV            Putnam VT Voyager Fund - Class IB Shares                        Putnam Investment Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment  advisor  and  American  Express  Asset  Management
  International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. Administrative Charge

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. Contract Administrative Charge

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. Withdrawal Charge

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $199,062 in 1998 and $79,195 in 1997. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount           Investment                                                     Shares            NAV
EGN                  AIM V.I. Growth and Income Fund                               136,708         $23.75
EIN                  AIM V.I. International Equity Fund                             51,240          19.62
EVA                  AIM V.I. Value Fund                                            91,112          26.25
EIG                  American Century VP Income and Growth Fund                     25,259           6.78
EVL                  American Century VP Value Fund                                 26,269           6.73
ELA                  GT Global Variable Latin America Fund                          89,602           9.61
EPA                  GT Global Variable New Pacific Fund                           111,460           8.72
EAG                  IDS Life Aggressive Growth Fund                               371,528          15.33
ECR                  IDS Life Capital Resource Fund                                301,499          32.65
EGD                  IDS Life Growth Dimensions Fund                                83,670          17.52
EIE                  IDS Life International Equity Fund                            204,284          15.58
EMG                  IDS Life Managed Fund                                         462,427          18.52
EMS                  IDS Life Moneyshare Fund                                      858,872           1.00
ESI                  IDS Life Special Income Fund                                  680,095          11.11
ESB                  Janus Aspen Series Balanced Portfolio                         161,173          22.50
EWG                  Janus Aspen Series Worldwide Growth Portfolio                  77,201          29.09
EEQ                  OCC Accumulation Trust Equity Portfolio                        32,469          38.70
EMD                  OCC Accumulation Trust Managed Portfolio                      262,422          43.74
ESC                  OCC Accumulation Trust Small Cap Portfolio                     55,514          23.10
EUS                  OCC Accumulation Trust U.S. Government Income Portfolio       418,550          10.66
EGR                  Oppenheimer Capital Appreciation Fund/VA                       63,283          36.67
EHI                  Oppenheimer High Income Fund/VA                               199,046          11.02
EDI                  Putnam VT Diversified Income Fund - Class IA Shares           721,626          10.49
EPD                  Putnam VT Diversified Income Fund - Class IB Shares            32,982          10.47
EGI                  Putnam VT Growth and Income Fund - Class IA Shares            681,321          28.77
EPG                  Putnam VT Growth and Income Fund - Class IB Shares              9,822          28.75
EHY                  Putnam VT High Yield Fund - Class IA Shares                   436,408          11.70
EPH                  Putnam VT High Yield Fund - Class IB Shares                    11,207          11.70
ENO                  Putnam VT New Opportunities Fund - Class IA Shares            501,857          26.06
EPV                  Putnam VT Voyager Fund - Class IB Shares                        3,728          45.81


8. Investment Transactions

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                              Year ended Dec. 31,
Subaccount            Investment                                                         1998                  1997
EGN                   AIM V.I. Growth and Income Fund                                 $ 2,802,460              $ 70,635
EIN                   AIM V.I. International Equity Fund                                  937,757                58,904
EVA                   AIM V.I. Value Fund                                               2,077,208                68,804
EIG1                  American Century VP Income and Growth Fund                          159,983                    --
EVL1                  American Century VP Value Fund                                      174,742                    --
ELA                   GT Global Variable Latin America Fund                               274,360               518,777
EPA                   GT Global Variable New Pacific Fund                                 438,148               639,715
EAG                   IDS Life Aggressive Growth Fund                                   2,163,591             2,056,784
ECR                   IDS Life Capital Resource Fund                                    3,205,569             2,325,297
EGD                   IDS Life Growth Dimensions Fund                                   1,222,554                70,723
EIE                   IDS Life International Equity Fund                                1,196,195             1,107,778
EMG                   IDS Life Managed Fund                                             3,919,323             2,585,442
EMS                   IDS Life Moneyshare Fund                                          1,567,312               543,283
ESI                   IDS Life Special Income Fund                                      4,647,272             1,813,929
ESB                   Janus Aspen Series Balanced Portfolio                             3,112,745                70,424
EWG                   Janus Aspen Series Worldwide Growth Portfolio                     2,099,769                62,556
EEQ                   OCC Accumulation Trust Equity Portfolio                           1,184,532                65,479
EMD                   OCC Accumulation Trust Managed Portfolio                          3,798,024             3,914,139
ESC                   OCC Accumulation Trust Small Cap Portfolio                        1,294,082                86,338
EUS                   OCC Accumulation Trust U.S. Government Income Portfolio           1,941,731             1,355,577
EGR                   Oppenheimer Capital Appreciation Fund/VA                          2,044,331                67,321
EHI                   Oppenheimer High Income Fund/VA                                   2,195,720                78,673
EDI                   Putnam VT Diversified Income Fund - Class IA Shares               4,166,205             2,042,776
EPD1                  Putnam VT Diversified Income Fund - Class IB Shares                 344,115                    --
EGI                   Putnam VT Growth and Income Fund - Class IA Shares                7,603,531             5,363,337
EPG1                  Putnam VT Growth and Income Fund - Class IB Shares                  269,558                    --
EHY                   Putnam VT High Yield Fund - Class IA Shares                       2,785,671             1,935,558
EPH1                  Putnam VT High Yield Fund - Class IB Shares                         136,347                    --
ENO                   Putnam VT New Opportunities Fund - Class IA Shares                3,048,046             2,723,514
EPV1                  Putnam VT Voyager Fund - Class IB Shares                            151,480                    --
                      Combined Variable Account                                       $60,962,362           $29,625,763

1 Operations commenced on Oct. 30, 1997.
2 Operations commenced on Oct. 5, 1998.

9. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. American Enterprise Life and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year
2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June
30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Enterprise
Life's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.



Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




/s/Ernst & Young LLP
February 4, 1999
Minneapolis, Minnesota



                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                              BALANCE SHEETS
                                               December 31,
                                   ($ thousands, except share amounts)

ASSETS                                                                                  1998              1997
------                                                                             - -----------    -  -------

Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (fair value:
           1998, $1,126,732 ; 1997, $1,223,108)                                         $1,081,193       $1,186,682
        Available for sale, at fair value (amortized cost:
           1998, $2,526,712; 1997, $2,609,621)                                           2,594,858        2,685,799
                                                                                       -----------      -----------
                                                                                         3,676,051        3,872,481

  Mortgage loans on real estate                                                            815,806          738,052
  Other investments                                                                         12,103           16,024
                                                                                     -------------    -------------
          Total investments                                                              4,503,960        4,626,557

Accounts receivable                                                                            214              563
Accrued investment income                                                                   61,740           59,588
Deferred policy acquisition costs                                                          196,479          224,501
Other assets                                                                                    43              117
Separate account assets                                                                    123,185           62,087
                                                                                      ------------    -------------

          Total assets                                                                  $4,885,621       $4,973,413
                                                                                        ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                                            $4,166,852       $4,343,213
  Policy claims and other policyholders' funds                                               7,389           11,328
  Deferred income taxes                                                                     23,199           35,601
  Amounts due to brokers                                                                    54,347           34,935
  Other liabilities                                                                         24,500           16,905
  Separate account liabilities                                                             123,185           62,087
                                                                                       -----------     ------------
          Total liabilities                                                              4,399,472        4,504,069

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                                                     2,000            2,000
  Additional paid-in capital                                                               282,872          282,872
  Accumulated other comprehensive income:
     Net unrealized securities gains                                                        44,295           49,516
  Retained earnings                                                                        156,982          134,956
                                                                                      ------------     ------------
          Total stockholder's equity                                                       486,149          469,344
                                                                                      ------------     ------------

Total liabilities and stockholder's equity                                              $4,885,621       $4,973,413
                                                                                        ==========       ==========



                                         See accompanying notes.




                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                           STATEMENTS OF INCOME
                                         Years ended December 31,
                                              ($ thousands)

                                                                       1998              1997             1996
                                                                 ---   ------      ---   ------     ---   ----

Revenues:
  Net investment income                                               $340,219          $332,268         $271,719
  Contractholder charges                                                 6,387             5,688            5,450
  Mortality and expense risk fees                                        1,275               641              303
  Net realized loss on investments                                      (4,788)             (509)          (5,258)
                                                                    ----------        ----------      -----------

          Total revenues                                               343,093           338,088          272,214
                                                                     ---------         ---------       ----------

Benefits and expenses:
  Interest credited on investment contracts                            228,533           231,437          191,672
  Amortization of deferred policy acquisition costs                     53,663            36,803           30,674
  Other operating expenses                                              24,476            24,890           14,133
                                                                    ----------        ----------         --------

          Total benefits and expenses                                  306,672           293,130          236,479
                                                                     ---------         ---------          -------

Income before income taxes                                              36,421            44,958           35,735

Income taxes                                                            14,395            16,645           12,912
                                                                    ----------        ----------        ---------

Net income                                                           $  22,026         $  28,313         $ 22,823
                                                                     =========         =========         ========





                                         See accompanying notes.



                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                    STATEMENTS OF STOCKHOLDER'S EQUITY
                                   Three years ended December 31, 1998
($ thousands)
                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                         Total                    Additional
                                                     Stockholder's    Capital      Paid-In          Income,         Retained
                                                         Equity        Stock       Capital        Net of Tax        Earnings

Balance, December 31, 1995                               $296,816       $2,000       $177,872        $ 33,124         $83,820
Comprehensive income:
     Net income                                            22,823           --             --              --          22,823
      Unrealized holding losses arising
           during the year, net of  taxes of
        $12,282                                           (22,810)          --             --         (22,810)             --
      Reclassification adjustment for losses
           included in net income, net of tax
           of $(1,093)                                      2,029           --             --           2,029              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive loss                             (20,781)          --             --         (20,781)             --
                                                    -----------------
     Comprehensive income                                   2,042
Capital contribution from parent                           65,000           --         65,000              --              --
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1996                                363,858        2,000        242,872          12,343         106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
     Unrealized holding gains arising
          during the year, net of taxes of
       $(19,891)                                           36,940           --             --          36,940              --
       Reclassification adjustment for losses
           included in net income, net of tax
           of $(126)                                          233           --             --             233              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                    -----------------
     Comprehensive income                                  65,486
Capital contribution from parent                           40,000                      40,000
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)          --             --          (6,314)             --
     Reclassification adjustment for losses
          included in net income, net of tax                1,093
          of $(588)                                                         --             --           1,093              --
                                                    -----------------                          -------------------
                                                                                               -------------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                    -----------------
                                                    -----------------
     Comprehensive income                                  16,805
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1998                               $486,149       $2,000       $282,872         $44,295        $156,982
                                                    ===========================================================================


                                         See accompanying notes.


                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                                1998              1997             1996__
                                                                          -   --------      -   --------         --------
Cash flows from operating activities:
  Net income                                                                 $   22,026        $   28,313        $   22,823
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                                        (2,152)           (8,017)           (9,692)
      Change in accounts receivable                                                 349             9,304                --
      Change in deferred policy acquisition costs, net                           28,022           (21,276)          (32,651)
      Change in other assets                                                         74             4,840           (10,007)
      Change in policy claims and other policyholders' funds                     (3,939)          (16,099)           15,786
      Deferred income tax (benefit) provision                                    (9,591)           (2,485)            5,084
      Change in other liabilities                                                 7,595             1,255             8,621
      Amortization of premium (accretion of discount), net                          122            (2,316)           (2,091)
      Net realized loss on investments                                            4,788               509             5,258
      Other, net                                                                  2,544               959              (129)
                                                                          -------------         ---------         ----------

         Net cash provided by (used in) operating activities                     49,838            (5,013)            3,002

Cash flows from investing activities: Fixed maturities held to maturity:
        Purchases                                                                    --            (1,996)          (16,967)
        Maturities                                                               73,601            41,221            26,190
        Sales                                                                    31,117            30,601            27,944
    Fixed maturities available for sale:
        Purchases                                                              (298,885)         (688,050)         (921,914)
        Maturities                                                              335,357           231,419           212,212
        Sales                                                                    48,492            73,366            47,542
    Other investments:
        Purchases                                                              (161,252)         (199,593)         (212,182)
        Sales                                                                    78,681            29,139            19,850
    Change in amounts due to brokers                                             19,412           (53,796)           88,568
                                                                             ----------        -----------       ----------

          Net cash provided by (used in) investing activities                   126,523          (537,689)         (728,757)

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                                     302,158           783,339           846,378
    Surrenders and other benefits                                              (707,052)         (552,903)         (312,362)
    Interest credited to account balances                                       228,533           231,437           191,672
  Change in securities sold under repurchase agreements                              --                --           (67,000)
  Capital contribution from parent                                                     --          40,000            65,000
                                                                          ---------------      ----------         ---------

          Net cash (used in) provided by financing activities                  (176,361)          501,873           723,688
                                                                             -----------        ---------          --------

Net decrease in cash and cash equivalents                                            --           (40,829)           (2,067)

Cash and cash equivalents at beginning of year                                         --          40,829            42,896
                                                                          ---------------      ----------         ---------

Cash and cash equivalents at end of year                                  $          --     $          --        $   40,829
                                                                          ==============    ==============       ==========

                                         See accompanying notes.


1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis.
     Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                         1998          1997             1996
                                         ----          -----            ----
    Cash paid during the year for:
      Income taxes                       $19,035      $19,456           $10,317
      Interest on borrowings               5,437        1,832               998

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the established industry mortality tables with various interest rates ranging from 5.5 percent to
     8.75 percent, depending on year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $3,504 payable to and $1,289, receivable from , respectively, IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

     Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments", providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:


                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains          Losses            Value
    ----------------                             --------------   ----  -------        ------       ---- -----
    U.S. Government agency obligations            $       8,652     $      423      $        --      $      9,075
    State and municipal obligations                       3,003            149               --             3,152
    Corporate bonds and obligations                     877,140         48,822            6,670           919,292
    Mortgage-backed securities                          192,398          2,844               29           195,213
                                                   ------------     ----------       ----------       -----------
                                                     $1,081,193       $ 52,238          $ 6,699        $1,126,732
                                                     ==========       ========          =======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,062    $       116      $        --      $      2,178
    Corporate bonds and obligations                   1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                        1,051,836         32,232               89         1,083,979
                                                    -----------     ----------      -----------         ---------
                                                     $2,526,712       $102,338          $34,192        $2,594,858
                                                     ==========       ========          =======        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains           Losses           Value
    ----------------                             --------------   ----  -------    --   ------      ---- -----
    U.S. Government agency obligations             $     11,120      $     710      $        --      $     11,830
    State and municipal obligations                       3,003            173               --             3,176
    Corporate bonds and obligations                     970,498         38,176            2,763         1,005,911
    Mortgage-backed securities                          202,061          1,497            1,367           202,191
                                                   ------------      ---------          -------       -----------
                                                     $1,186,682        $40,556           $4,130        $1,223,108
                                                     ==========        =======           ======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,077    $        13       $       --      $      2,090
    Corporate bonds and obligations                   1,273,217         52,207            8,020         1,317,404
    Mortgage-backed securities                        1,334,327         33,017            1,039         1,366,305
                                                    -----------       --------          -------        ----------
                                                     $2,609,621        $85,237           $9,059        $2,685,799
                                                     ==========        =======           ======        ==========


     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Amortized            Fair
    Held to maturity                       Cost             Value

    Due in one year or less            $     33,208      $     33,499
    Due from one to five years              215,010           227,139
    Due from five to ten years              539,917           562,708
    Due in more than ten years              100,660           108,173
    Mortgage-backed securities              192,398           195,213
                                       ------------      ------------
                                         $1,081,193        $1,126,732

                                        Amortized            Fair
    Available for sale                     Cost             Value

    Due in one year or less          $          350    $          358
    Due from one to five years               96,412           101,441
    Due from five to ten years              981,556         1,021,961
    Due in more than ten years              396,558           387,119
    Mortgage-backed securities            1,051,836         1,083,979
                                          ---------         ---------
                                         $2,526,712        $2,594,858

     During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $31,117, $29,561 and $27,969, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $47,542 and gross realized gains and losses of $17 and $3,139, respectively.

     At December 31, 1998, bonds carried at $3,292 were on deposit with various states as required by law.

     At December 31, 1998, investments in fixed maturities comprised 82 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $480 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                         1998             1997
    ----------------------         --   --------     --  ------
    Aaa/AAA                            $1,242,301        $1,531,588
    Aa/AA                                  45,526            34,167
    Aa/A                                   60,019            69,775
    A/A                                   422,725           421,733
    A/BBB                                 228,656           222,022
    Baa/BBB                             1,030,874           954,962
    Baa/BB                                 79,687            84,053
    Below investment grade                498,117           478,003
                                     ------------      ------------
                                       $3,607,905        $3,796,303

     At December 31, 1998, approximately 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1998, approximately 18 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:


                                               December 31, 1998                        December 31, 1997
                                            -----------------------                  ---------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    South Atlantic                          $198,552            $    651          $186,714             $  9,199
    Middle Atlantic                          129,284                 520           128,239               10,167
    East North Central                       134,165               2,211           125,018                6,294
    Mountain                                 113,581                  --            94,061               11,620
    West North Central                       119,380               9,626            96,701               11,135
    New England                               46,103                  --            50,932                   --
    Pacific                                   43,706                  --            33,052                   --
    West South Central                        32,086                  --            19,573                   --
    East South Central                         7,449                  --             7,480                   --
                                           ---------        ------------         ---------         ------------
                                             824,306              13,008           741,770               48,415
    Less allowance for losses                  8,500                  --             3,718                   --
                                          ----------        ------------        ----------         ------------
                                            $815,806             $13,008          $738,052              $48,415
                                            ========             =======          ========              =======


                                               December 31, 1998                       December 31, 1997
                                              -------------------                     -------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
    Department/retail stores                $253,380          $     781           $242,307            $  9,683
    Apartments                               186,030              2,211            189,752              10,167
    Office buildings                         206,285              9,496            169,177               7,262
    Industrial buildings                      82,857                520             60,195              17,430
    Hotels/Motels                             45,552                 --             33,508                  --
    Medical buildings                         33,103                 --             30,103               3,873
    Nursing/retirement homes                   6,731                 --              9,552                  --
    Mixed Use                                 10,368                 --              7,176                  --
                                          ----------       ------------        -----------        ------------
                                             824,306             13,008            741,770              48,415
    Less allowance for losses                  8,500                 --              3,718                  --
                                         -----------        -----------        -----------         -----------
                                            $815,806            $13,008           $738,052             $48,415
                                            ========            =======           ========             =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. At December 31, 1997, the Company's recorded investment in impaired loans was $4,443 with an allowance of $718. During 1998 and 1997, the average recorded investment in impaired loans was $2,736 and $6,473, respectively.

     The Company recognized $251, $nil and $nil of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:


                                                                      1998             1997              1996
                                                                -     ----       -     ----        -     ----
    Balance, January 1                                                $3,718           $2,370         $      --
    Provision for investment losses                                    4,782            1,805             2,370
    Loan payoffs                                                          --             (457)               --
                                                                  ----------          -------         ---------
    Balance, December 31                                              $8,500           $3,718            $2,370
                                                                      ======           ======            ======

     Net investment income for the years ended December 31 is summarized as follows:

                                                                     1998              1997             1996
                                                                -    -----       --    -----       -    ----
    Interest on fixed maturities                                     $285,260         $278,736          $230,559
    Interest on mortgage loans                                         65,351           55,085            41,010
    Interest on cash equivalents                                          137              704             1,402
    Other                                                              (2,493)           1,544             1,194
                                                                   -----------   -------------       -----------
                                                                      348,255          336,069           274,165
    Less investment expenses                                            8,036            3,801             2,446
                                                                  -----------      -----------       -----------
                                                                     $340,219         $332,268          $271,719
                                                                     ========         ========          ========


     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                1998              1997             1996
                          --    ----       --     ----       --    ----
    Fixed maturities          $    863          $ 1,638           $(2,888)
    Mortgage loans              (4,816)          (1,348)           (2,370)
    Other investments             (835)            (799)               --
                              --------           ------        ----------
                               $(4,788)         $  (509)          $(5,258)
                               =======          =======           =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                                      1998              1997             1996
                                                                --    ----       --     ----       --    ----
    Fixed maturities available for sale                              $(8,032)         $57,188          $(31,970)


3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                     1998              1997             1996
                               --    ----       --     ----       --    ----
    Federal income taxes:
      Current                      $ 23,227          $17,668            $7,124
      Deferred                       (9,591)          (2,485)            5,084
                                  ---------         --------           -------
                                     13,636           15,183            12,208

    State income taxes-current          759            1,462               704
                                -----------        ---------          --------
    Income tax expense             $ 14,395          $16,645           $12,912
                                   ========          =======           =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:


                                                           1998                      1997                     1996
                                                       -----------                --------                  -------
                                               Provision      Rate      Provision    Rate        Provision    Rate
     Federal income taxes based
       on the statutory rate                    $13,972     35.0%         $15,735    35.0%        $12,507    35.0%
     Increases (decreases) are attributable to :
         Tax-excluded interest                      (35)    (0.1)             (41)   (0.1)            (53)   (0.1)
           State tax, net of federal benefit        493      1.2              956     2.1             459     1.3
     Other, net                                     (35)       --              (5)       --            (1)          --
                                                 ------    ------         -------    ------        ------       ------
Federal income taxes                            $14,395     36.1%         $16,645    37.0%        $12,912    36.2%
                                                =======     ====          =======    ====         =======    ====


     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                   1998              1997
                                                --------         -------
    Policy reserves                               $51,298           $54,468
    Other                                           2,214             1,736
                                                ---------           -------
         Total deferred income tax assets          53,512            56,204
                                                 --------            ------

    Deferred income tax liabilities:
    Deferred policy acquisition costs              52,908            63,630
    Investments                                    23,803            28,175
                                                 --------            ------
         Total deferred income tax liabilities    _76,711            91,805
                                                  -------          --------
         Net deferred income tax liabilities      $23,199           $35,601
                                                  =======           =======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $45,716 and $17,392 as of December 31, 1998 and 1997, respectively. In addition, dividends in excess of $37,902 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                       1998              1997             1996
                                     --------         ---------        -------
    Statutory net income              $ 37,902        $   23,589     $    9,138
    Statutory stockholder's equity     330,588           302,264        250,975

5.   Related party transactions

     On December 31, 1998, the Company purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,651 and $8,400 at December 31, 1998 and 1997, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $28,482, $24,535 and $17,936 for the years ended December 31, 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is the parent's cost of funds, established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:


                                 Notional         Carrying            Fair         Total Credit
    December 31, 1998             Amount            Amount            Value          Exposure
    -----------------             ------       -    ------      --    -----          --------
      Assets:
        Interest rate caps      $   900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors      1,000,000            6,651           17,798            17,798
        Interest rate swaps       1,000,000               --               --                --
                                               -------------     ------------     -------------
                                                     $12,103          $19,316           $19,316
                                          =          =======          =======           =======


7.   Derivative financial instruments (continued)

                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1997                              Amount            Amount            Value           Exposure
    -----------------                         -    ------       --   ------      --    -----       --  --------
      Assets:
        Interest rate caps                       $   900,000         $  7,624         $  5,340          $  5,340
        Interest rate floors                       1,000,000            8,400            8,400             8,400
        Interest rate swaps                        1,000,000               --               --                --
                                                                -------------     ------------      ------------
                                                                      $16,024          $13,740           $13,740
                                                                      =======          =======           =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2003.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                1998                              1997
                                                               --------                        --------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,081,193      $1,126,732      $1,186,682      $1,223,108
       Available for sale                                 2,594,858       2,594,858       2,685,799       2,685,799
    Mortgage loans on real estate (Note 2)                  815,806         874,064         738,052         775,869
    Derivative financial instruments (Note 7)                12,103          19,316          16,024          13,740
    Separate account assets (Note 1)                        123,185         123,185          62,087          62,087

    Financial Liabilities
    Future policy benefits for fixed annuities           $4,152,059      $4,000,789      $4,330,173      $4,152,471
    Separate account liabilities                            123,185         115,879          62,087          58,116

     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $14,793 and $13,040, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

9.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

10.  Year 2000 Issue (Unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of the AEFC. The Company's business is heavily dependent upon the AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems is targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

     AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.


10. Year 2000 Issue (Unaudited) (continued)

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the variable account including:

         Statements of net assets as of Dec. 31, 1998;
         Statements of operations for the year ended Dec. 31, 1998; and Statements of changes in net assets for the years ended Dec. 31, 1998 and 1997.
         Notes to Financial Statements.
         Report of Independent Auditors dated February 4, 1999.

The audited financial statements of American Enterprise Life Insurance Company including:

         Balance sheets as of Dec. 31, 1998 and 1997; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1998, 1997, and 1996.
         Notes to Financial Statements.
         Report of Independent Auditors dated February 4, 1999.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing ten additional subaccounts within the separate account dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing six additional subaccounts within the separate account dated June 17, 1998, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

2.       Not applicable.

3.1  Form of Variable Annuity and Life Insurance Distribution  Agreement,  filed
     electronically  as  Exhibit  3.1  to  Pre-Effective   Amendment  No.  1  to
     Registration Statement No. 33-54471, is incorporated herein by reference.

3.2  Form of Managing General Agent Agreement,  filed  electronically as Exhibit
     3.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

4.1      Form of Deferred Annuity Contract (form 34560), filed electronically as
         Exhibit 4.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.2      Form of Tax-Qualified Endorsement (form 34563), filed electronically as
         Exhibit 4.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.3      Form of Annuity Endorsement (form 34562), filed electronically as
         Exhibit 4.3 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

5. Form of Application for American Enterprise Life Variable Annuity (form 34561), filed electronically as Exhibit 5.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.2      Amended By-Laws of American Enterprise Life, filed electronically as
         Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement among American Enterprise Life Insurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global Financial Services, Inc., dated February 10, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1(b) Form of Amendment 1 to Participation  Agreement among American Enterprise
     Life Insurance Company and G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series and GT Global, Inc. (formerly G.T. Global Financial Services, Inc.), filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(a) Copy of  Participation  Agreement  among Putnam  Capital  Manager  Trust,
     Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam
     Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as
     Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam
     Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as
     Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(d) Form of Amendment 3 to Schedule A to Participation Agreement among Putnam
     Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

8.3(a) Copy of Participation Agreement by and among Quest for Value Accumulation Trust and American Enterprise Life Insurance Company and Quest for Value Distributors, dated February 21, 1995, filed electronically as Exhibit 8.3 to Post- Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.3(b) Copy of Amendment 1 to Schedule A to Participation Agreement among OCC Accumulation Trust, American Enterprise Life Insurance Company and OCC Distributors, dated October 15, 1997, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.5 Copy of Participation Agreement among AIM Variable Insurance Funds and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 Form of Fund Participation Agreement among American Enterprise Life Insurance Company, American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

8.8 Copy of Reinsurance Agreement, dated October 16, 1997, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

14.1. Power of Attorney to sign Amendments to this Registration Statement, dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, is incorporated herein by reference.

14.2. Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 1998, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)


Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

James E. Choat                        IDS Tower 10                           Director, President and Chief
                                      Minneapolis, MN  55440                 Executive Officer

Lorraine R. Hart                      IDS Tower 10                           Vice President-Investments
                                      Minneapolis, MN  55440

Jeffrey S. Horton                     IDS Tower 10                           Vice President and Treasurer
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                           Director and Chairman of the Board
                                      Minneapolis, MN  55440

Bruce A. Kohn                         IDS Tower 10                           Vice President, Group Counsel and
                                      Minneapolis, MN  55440                 Assistant Secretary


Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Paula R. Meyer                        IDS Tower 10                           Executive Vice President, Assured
                                      Minneapolis, MN  55440                 Assets

Mary Ellyn Minenko                    IDS Tower 10                           Vice President, Group Counsel and
                                      Minneapolis, MN  55440                 Assistant Secretary

Stuart A. Sedlacek                    IDS Tower 10                           Executive Vice President
                                      Minneapolis, MN  55440

F. Dale Simmons                       IDS Tower 10                           Vice President-Real Estate Loan
                                      Minneapolis, MN  55440                 Management

William A. Stoltzmann                 IDS Tower 10                           Director, Vice President, General
                                      Minneapolis, MN  55440                 Counsel and Secretary

Philip C. Wentzel                     IDS Tower 10                           Vice President and Controller
                                      Minneapolis, MN 55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.


Jurisdiction of
Name of Subsidiary
Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.
     Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware


     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.
     Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.
     Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.
     Massachusetts
     IDS Insurance Agency of Mississippi Ltd.
     Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North
     Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contract owners

                  As of March 31, 1999, there were 2,339 contract owners of qualified contracts and there were 2,134 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address        Position and Offices with            Positions with Offices with
                                           Underwriter                          Registrant
------------------------------------------ ------------------------------------ -----------------------------

Ronald. G. Abrahamson                      Vice President - Service Quality     None
IDS Tower 10                               and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                           Senior Vice President - Human        None
IDS Tower 10                               Resources
Minneapolis, MN  55440

Peter J. Anderson                          Senior Vice President - Investment   Vice President
IDS Tower 10                               Operations
Minneapolis, MN  55440

Ward D. Armstrong                          Vice President-American Express      None
IDS Tower 10                               Retirement Services
Minneapolis, MN  55440

John M. Baker                              Vice President - Plan Sponsor        None
IDS Tower 10                               Services
Minneapolis, MN  55440

Joseph M. Barksy, III                      Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440


Timothy V. Bechtold                        Vice President - Risk Management     None
IDS Tower 10                               Products
Minneapolis, MN  55440

John D. Begley                             Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                            Group Vice President - Los Angeles   None
Suite 900                                  Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                             Vice President - Nonproprietary      None
IDS Tower 10                               Products
Minneapolis, MN  55440

Walter K. Booker                           Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                          Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                          Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201


Douglas W. Brewers                         Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                             Corporate Senior Vice President      None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President - American Express    None
IDS Tower 10                               Securities Services
Minneapolis, MN  55440

Mark W. Carter                             Senior Vice President and Chief      None
IDS Tower 10                               Marketing Officer
Minneapolis, MN  55440

James E. Choat                             Senior Vice President -              Director, President and
IDS Tower 10                               Institutional Products Group         Chief Executive Officer
Minneapolis, MN  55440

Kenneth J. Ciak                            Vice President and General Manager   None
IDS Property Casualty                      - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304


Paul A. Connolly                           Vice President - Advisor Staffing,   None
IDS Tower 10                               Training and Support
Minneapolis, MN  55440

Henry J. Cormier                           Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                           Group Vice President -               None
Suite 200                                  Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                             Group Vice President -               None
Suite 312                                  Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                             Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Luz Maria Davis                            Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                      Group Vice President -               None
Suite 500                                  Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                           Group Vice President - Eastern       None
Two Datran Center                          Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                         Vice President - Assured Assets      None
IDS Tower 10                               Product Development and Management
Minneapolis, MN  55440

James P. Egge                              Group Vice President - Western       None
4305 South Louise, Suite 202               Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                              Senior Vice President, General       None
IDS Tower 10                               Counsel and Chief Compliance
Minneapolis, MN  55440                     Officer

Robert M. Elconin                          Vice President - Government          None
IDS Tower 10                               Relations
Minneapolis, MN  55440

Phillip W. Evans,                          Group Vice President - Rocky         None
Suite 600                                  Mountain
6985 Union Park Center
Midvale, UT  84047-4177


Gordon M. Fines                            Vice President - Mutual Fund         None
IDS Tower 10                               Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                        Vice President - Institutional       None
IDS Tower 10                               Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                             Vice President and Corporate         None
IDS Tower 10                               Controller
Minneapolis, MN  55440

William P. Fritz                           Group Vice President - Gateway       None
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                               Group Vice President - Twin City     None
8500 Tower Suite 1770                      Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                            Vice President and Marketing         None
IDS Tower 10                               Controller
Minneapolis, MN  55440

Teresa A. Hanratty                         Group Vice President - Northern      None
Suites 6&7                                 New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                           Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                           Vice President - Insurance           Vice President, Investments
IDS Tower 10                               Investments
Minneapolis, MN  55440

Scott A. Hawkinson                         Vice President and Controller -      None
IDS Tower 10                               Private Client Group
Minneapolis, MN  55440

Brian M. Heath                             Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                            Vice President - Incentive           None
IDS Tower 10                               Management
Minneapolis, MN  55440

James G. Hirsh                             Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                               Group Vice President - Rhode         None
310 Southbridge Street                     Island/Central - Western
Auburn, MA  01501                          Massachusetts


David J. Hockenberry                       Group Vice President - Tennessee     None
30 Burton Hills Blvd.                      Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                          Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Chairman, President and Chief        Board member
IDS Tower 10                               Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                          Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

James M. Jensen                            Vice President - Insurance Product   None
IDS Tower 10                               Development and Management
Minneapolis, MN  55440

Marietta L. Johns                          Senior Vice President - Field        None
IDS Tower 10                               Management
Minneapolis, MN  55440

Nancy E. Jones                             Vice President - Business            None
IDS Tower 10                               Development
Minneapolis, MN  55440

Ora J. Kaine                               Vice President - Financial           None
IDS Tower 10                               Advisory Services
Minneapolis, MN  55440

Linda B. Keene                             Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                         Vice President - Investment          None
IDS Tower 10                               Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                            Senior Vice President -              None
IDS Tower 10                               Distribution Services
Minneapolis, MN  55440

Richard W. Kling                           Senior Vice President - Products     Director and Chairman of
IDS Tower 10                                                                    the Board
Minneapolis, MN  55440

John M. Knight                             Vice President - Investment          Treasurer
IDS Tower 10                               Accounting
Minneapolis, MN  55440

Paul F. Kolkman                            Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440


Claire Kolmodin                            Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                           Group Vice President - Greater       None
Suite 108                                  Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                          Director and Senior Vice President   None
IDS Tower 10                               - Field Management and Business
Minneapolis, MN  55440                     Systems

Mitre Kutanovski                           Group Vice President - Chicago       None
Suite 680                                  Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                             Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Lori J. Larson                             Vice President - Brokerage and       None
IDS Tower 10                               Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                       Vice President and Chief U.S.        None
IDS Tower 10                               Economist
Minneapolis, MN  55440

Peter A. Lefferts                          Senior Vice President - Corporate    None
IDS Tower 10                               Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                         Director and Executive Vice          None
IDS Tower 10                               President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                           Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Fred A. Mandell                            Vice President - Field Marketing     None
IDS Tower 10                               Readiness
Minneapolis, MN  55440

Daniel E. Martin                           Group Vice President - Pittsburgh    None
Suite 650                                  Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                            Vice President - Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                             Vice President - Assured Assets      Director and Executive Vice
IDS Tower 10                                                                    President - Assured Assets
Minneapolis, MN  55440


William P. Miller                          Vice President and Senior            None
IDS Tower 10                               Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                          Executive Vice President -           None
IDS Tower 10                               Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                            Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                        Group Vice President - Central       None
Suite 200                                  California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                            Senior Vice President - Client       None
IDS Tower 10                               Service
Minneapolis, MN  55440

Mary Owens Neal                            Vice President - Mature Market       None
IDS Tower 10                               Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                         Group Vice President - New York      None
Suite 220                                  Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                         Vice President - Advisory Business   None
IDS Tower 10                               Systems
Minneapolis, MN  55440

James R. Palmer                            Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                             Group Vice President -               None
10200 SW Greenburg Road                    Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                            Vice President - Compensation and    None
IDS Tower 10                               Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                          Senior Vice President - Group        None
IDS Tower 10                               Relationship Leader/American
Minneapolis, MN  55440                     Express Technologies Financial
                                           Services

Susan B. Plimpton                          Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                              Group Vice President -               None
One Tower Bridge                           Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428


Ronald W. Powell                           Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Diana R. Prost                             Group Vice President -               None
3030 N.W. Expressway                       Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                             Vice President and Project Manager   None
IDS Tower 10                               - Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                     Senior Vice President - Fixed        None
IDS Tower 10                               Income
Minneapolis, MN  55440

Rollyn C. Renstrom                         Vice President - Corporate           None
IDS Tower 10                               Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson                       Group Vice President - Southern      None
Suite 800                                  Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                          Senior Vice President - Field        None
IDS Tower 10                               Management and Financial Advisory
Minneapolis, MN  55440                     Service

Stephen W. Roszell                         Senior Vice President -              None
IDS Tower 10                               Institutional
Minneapolis, MN  55440

Max G. Roth                                Group Vice President -               None
Suite 201 S. IDS Ctr                       Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                            Senior Vice President - Field        None
45 Braintree Hill Park                     Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                        Group Vice President -               None
Suite 201                                  Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                          Group Vice President - Arizona/Las   None
Suite 205                                  Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                         Senior Vice President and Chief      Executive Vice President
IDS Tower 10                               Financial Officer
Minneapolis, MN  55440


Donald K. Shanks                           Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                            Vice President - Senior Portfolio    Vice President, Real Estate
IDS Tower 10                               Manager, Insurance Investments       Loan Management
Minneapolis, MN  55440

Judy P. Skoglund                           Vice President - Quality and         None
IDS Tower 10                               Service Support
Minneapolis, MN  55440

James B. Solberg                           Group Vice President - Eastern       None
466 Westdale Mall                          Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                              Vice President - Geographic          None
IDS Tower 10                               Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                          Group Vice President - Southern      None
Suite 1100                                 California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                            Vice President - Cardmember          None
IDS Tower 10                               Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                           Group Vice President - Outstate      None
Suite 433                                  Minnesota Area/North
9900 East Bren Road                        Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                      Vice President and Assistant         Director, Vice President,
IDS Tower 10                               General Counsel                      General Counsel and
Minneapolis, MN  55440                                                          Secretary

James J. Strauss                           Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                        Vice President - Information         None
IDS Tower 10                               Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                     Vice President - Channel             None
IDS Tower 10                               Development
Minneapolis, MN  55440

Craig P. Taucher                           Group Vice President -               None
Suite 150                                  Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                             Group Vice President -               None
Suite 425                                  Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119


John R. Thomas                             Senior Vice President                None
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                           Group Vice President -               None
Suite 180                                  Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                    Group Vice President - Detroit       None
Suite 100                                  Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                           Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Donald F. Weaver                           Group Vice President - Greater       None
3500 Market Street, Suite 200              Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                          Senior Vice President - Field        None
1010 Main St., Suite 2B                    Management
Huntington Beach, CA  92648

Michael L. Weiner                          Vice President - Tax Research and    None
IDS Tower 10                               Audit
Minneapolis, MN  55440

Lawrence J. Welte                          Vice President - Investment          None
IDS Tower 10                               Administration
Minneapolis, MN  55440

Jeffry M. Welter                           Vice President - Equity and Fixed    None
IDS Tower 10                               Income Trading
Minneapolis, MN  55440

Thomas L. White                            Group Vice President - Cleveland     None
Suite 200                                  Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                           Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                        Group Vice President - Western       None
Two North Tamiami Trail                    Florida
Suite 702
Sarasota, FL  34236


Edwin M. Wistrand                          Vice President and Assistant         None
IDS Tower 10                               General Counsel
Minneapolis, MN  55440

Michael D. Wolf                            Vice President - Senior Portfolio    None
IDS Tower 10                               Manager
Minneapolis, MN  55440

Michael R. Woodward                        Senior Vice President - Field        None
32 Ellicott St.                            Management
Suite 100
Batavia, NY  14020

Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $4,415,795            $199,062             None                  None
Financial Advisors
Inc.

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             IDS Tower 10
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.

                       AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                              (Registrant)

                       By American Enterprise Life Insurance Company
                                (Sponsor)

                       By /s/   James E. Choat*
                                James E. Choat
                                Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                           Title

/s/  James E. Choat*                Director, President and
     James E. Choat                 Chief Executive Officer

/s/  Jeffrey S. Horton**            Vice President and Treasurer
     Jeffrey S. Horton

/s/  Richard W. Kling*              Chairman of the Board
     Richard W. Kling

/s/  Paul S. Mannweiler*            Director
     Paul S. Mannweiler

/s/  Stuart A. Sedlacek*            Director and Executive Vice President
     Stuart A. Sedlacek

/s/  William A. Stoltzmann*         Director, Vice President, General
     William A. Stoltzmann          Counsel and Secretary

/s/  Philip C. Wentzel**            Vice President and Controller
     Philip C. Wentzel

*Signed  pursuant  to  Power  of   Attorney,   dated  March  28,   1997,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, filed on or about April 23, 1997, incorporated herein by reference.

**Signed   pursuant  to  Power  of   Attorney,   dated  April  9,  1998,   filed
     electronically as Exhibit 15.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, filed on or about April 30, 1998, incorporated herein by reference.





By:  /s/Mary Ellyn Minenko
      Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRATION STATEMENT
NO. 33-54471

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.